PAGE 1
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          X
                                                               ---

     Post-Effective Amendment No.   6   (File No. 33-40779)

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                      X

                       Amendment No. 6 (File No. 812-7731)

                    IDS LIFE ACCOUNT SBS
                 (Exact Name of Registrant)

                 IDS Life Insurance Company
                    (Name of Depositor)

          IDS Tower 10, Minneapolis, MN  55440-0010
    (Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code  (612) 671-3678

    Mary Ellyn Minenko, IDS Tower 10, Minneapolis, MN 55440-0010
             (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)
    immediately upon filing pursuant to paragraph (b) of Rule 485
 X  on May 1, 1997 pursuant  to  paragraph  (b) of Rule 485
    60 days after filing pursuant to paragraph (a)(i) of Rule 485 on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or securities under the Securities Act of 1933 pur uant to Section 24f-2 of the Investment Company Act of 1940. Registrant's Rule 24f-2 notice for its most recent fiscal year ended was filed on or about February 26, 1997.

PAGE 2
                              CROSS REFERENCE SHEET

Cross reference sheet showing location in the prospectus of the information called for by the items enumerated in Part A and B of Form N-4.

Negative answers omitted from prospectus are so indicated.

          PART A                                                               PART B

                  Section                                                              Section in Statement of
  Item No.        in Prospectus                                        Item No.        Additional Information
     1            Cover                                                   15           Cover

     2            Definitions                                             16           Table of Contents

     3(a)         Annuity and Certificate Expense                         17(a)        NA
      (b)         About the Annuity                                         (b)        NA
                                                                            (c)        Who Issues the Annuity*
     4(a)         Condensed Financial Information
      (b)         Performance Information                                 18(a)        NA
      (c)         Financial Statements                                      (b)        NA
                                                                            (c)        Independent Auditors
     5(a)         Who Issues the Annuity                                    (d)        NA
      (b)         About the Annuity                                         (e)        NA
      (c)         About the Variable Account, Portfolios and Funds          (f)        NA
      (d)         Cover
      (e)         Voting rights                                           19(a)        About the Annuity
      (f)         NA
                                                                          20(a)        Principal Underwriter
     6(a)         Certificate Charges and Charges Against the Variable      (b)        Principal Underwriter
                    Account Annuity and Certificate Expenses                (c)        NA
      (b)         Surrender Charge                                          (d)        NA
      (c)         Calculation
      (d)         Surrendering Your Certificate                           21(a)        Performance Information
      (e)         Investment Goals and Policies of the Portfolio and        (b)        Performance Information
                    and Funds
      (f)         NA                                                      22

     7(a)         Buying the Certificate                                  23(a)        Financial Statements
      (b)         About the Variable Account, Portfolios and the Funds;     (b)        Financial Statements
                    Transfering Your Money Between Accounts
      (c)         About the Variable Account, Portfolios and Funds;
                    Subaccounts Available for Investment
      (d)         Cover

     8(a)         Payout Options at Retirement
      (b)         Retirement Date
      (c)         Payout Options at Retirement
      (d)         Payout Options at Retirement
      (e)         Payout Options at Retirement
      (f)         Changing Ownership

     9(a)         Payment in Case of Death
      (b)         Payment in Case of Death

    10(a)         Buying the Certificate
      (b)         Settlement Value of Your Certificate
      (c)         Additional Information About the Annuity and
                    Certificate
      (d)         Who Issues the Annuity

    11(a)         Surrendering Your Certificate; Surrender Charges
      (b)         NA
      (c)         Receiving Payment When You Request a Surrender
      (d)         NA
      (e)         Ten Day Free Look

    12(a)         Taxes
      (b)         About the Variable Account, Portfolios and Funds
      (c)         Federal Tax Information

PAGE 3
    13            NA

    14            Table of contents of the Statement of Additional
                    Information

*Designates section in the prospectus, which is hereby incorporated by reference in this Statement of Additional Information.

Symphony Annuity
Prospectus/May 1, 1997



This prospectus describes an individual flexible premium deferred annuity contract (Annuity) offered by IDS Life Insurance Company (IDS Life). The Annuity is a deferred annuity contract in which purchase payments are accumulated on a fixed and/or variable basis and which pays retirement benefits to the owner. It is available for qualified and nonqualified retirement plans.

IDS Life Account SBS
Individual Flexible Premium Deferred Combination Fixed and Variable Annuity Contract

Sold by:

IDS Life Insurance Company
IDS Tower 10
Minneapolis, MN 55440-0010
Telephone: (800) 422-3542

This prospectus is valid only when accompanied or preceded by the prospectuses for Smith Barney Series Fund, IDS Life Capital Resource Fund, IDS Life Special Income Fund, and IDS Life Managed Fund. Please read these documents carefully and keep them for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

IDS Life Insurance Company is not a financial institution, and the securities it offers are not deposits or obligations of, or guaranteed or endorsed by any financial institution nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.


A Statement of Additional Information (SAI) filed with the Securities and Exchange Commission (SEC) is available without charge by contacting IDS Life at the telephone number or address shown above. The Table of Contents of the SAI appears on page 27 of this prospectus.

PAGE 5
Definitions

Some terms used in this prospectus:

Accumulation Unit -- A measure of the value of your investment in each of the subaccounts. Prior to the retirement date, these units are used to calculate the value of your Annuity.

Annuitant -- The person on whose life annuity payments depend. Calculation of annuity retirement payments depends on the annuitant's age.

Contract Value -- The total value of your Annuity before any applicable surrender charge and any contract charge have been deducted.

Contract Year -- A period of 12 months, starting on the effective date of your Annuity and on each anniversary of the effective date.

Fixed Account -- An additional account into which you may choose to allocate purchase payments and which is included in your contract value. Purchase payments allocated to the Fixed Account will earn interest at a rate guaranteed by IDS Life which will change from time to time.

Owner (You, Your) -- The person or party owning the Annuity.

Payment Year -- Each contract year in which you make a purchase payment and each succeeding year measured from the end of the contract year during which you made such a payment. For example, if you make an initial purchase payment of $15,000 and then make a subsequent purchase payment of $10,000 during the fourth contract year, the sixth contract year will be the sixth payment year with respect to your initial purchase payment and the third payment year with respect to your subsequent purchase payment.


Portfolios  and Funds -- The Money  Market  Portfolio,  Intermediate  High Grade
Portfolio, Diversified Strategic Income Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth & Income Portfolio, Appreciation Portfolio, Total Return Portfolio, International Equity Portfolio, Emerging Growth Portfolio (collectively, the Portfolios), IDS Life Capital Resource Fund, IDS Life Special Income Fund, and IDS Life Managed Fund (collectively, the Funds).


You may choose to allocate your purchase payments to one or more of the subaccounts investing in shares of one of these Portfolios or Funds, each of which is an open-end investment company or series of an open-end investment company registered under the Investment Company Act of 1940, as amended (1940
Act).

Purchase Payments -- Payments made to IDS Life for an Annuity.

Retirement Date -- The date on which retirement payments begin.

Surrender Charge -- A deferred sales charge that may be applied if you surrender your Annuity.

PAGE 6
Surrender Value -- The total value of your Annuity after any applicable surrender charge and any contract charge have been deducted.

Valuation Date -- Any normal business day, Monday through Friday, except for the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Variable  Account  -- IDS Life  Account  SBS,  a  separate  account of IDS Life.
Pursuant to the laws of the state of Minnesota, assets attributable to the Variable Account are held by IDS Life in one or more subaccounts. Each subaccount invests in a corresponding Portfolio or Fund. The Money Market subaccount invests in shares of the Money Market Portfolio; the Intermediate High Grade subaccount invests in shares of the Intermediate High Grade Portfolio; the Diversified Strategic Income subaccount invests in shares of the Diversified Strategic Income Portfolio; the Equity Income subaccount invests in shares of the Equity Income Portfolio; the Equity Index subaccount invests in shares of the Equity Index Portfolio; the Growth & Income subaccount invests in shares of the Growth & Income Portfolio; the Appreciation subaccount invests in shares of the Appreciation Portfolio; the Total Return subaccount invests in shares of the Total Return Portfolio; the International Equity subaccount invests in shares of the International Equity Portfolio; the Emerging Growth subaccount invests in shares of the Emerging Growth Portfolio; the Capital Resource subaccount invests in shares of the IDS Life Capital Resource Fund; the Special Income subaccount invests in shares of the IDS Life Special Income Fund; and the Managed subaccount invests in shares of the IDS Life Managed Fund.


Summary of Contents

About the Annuity

Purpose of the Annuity -- The Annuity allows you to invest in any or all of the thirteen subaccounts of the Variable Account as well as in the Fixed Account. Retirement payments are paid on a fixed basis (page __).

You may return your Annuity and receive a full refund of the contract value (including charges) within 10 days after the Annuity is delivered to you. The contract value returned may be greater or less than your purchase payment. However, if applicable state law so requires, or if you purchased the Annuity as an Individual Retirement Annuity (IRA), your purchase payment will be refunded in full (page __).

Who Issues the Annuity -- IDS Life, a subsidiary of American Express Financial Corporation, issues the Annuity (page __).

About the Variable Account and the Portfolios

Subaccounts Available for Investment -- There are thirteen separate subaccounts of the Variable Account available for investment in addition to the Fixed Account (page __).

PAGE 7
The Variable Account is registered as a single unit investment trust under the 1940 Act (page __).


Investment Goals and Policies of the Portfolios and Funds -- Each Portfolio and Fund has a different investment policy. The Money Market Portfolio invests in high-quality short-term money market instruments. The Intermediate High Grade Portfolio invests in high-quality intermediate-term U.S. government securities and corporate bonds of U.S. issuers. The Diversified Strategic Income Portfolio invests primarily in three types of fixed-income securities -- U.S. government and mortgage-related securities, foreign government securities and corporate securities rated below investment grade. The Equity Income Portfolio invests primarily in dividend-paying common stocks, concentrating in securities of companies in the utility industry. The Equity Index Portfolio invests in the common stocks of the companies represented in Standard & Poor's 500 Composite Stock Price Index (S&P 500). The Growth & Income Portfolio invests in dividend-paying equity securities meeting certain specified investment criteria. The Appreciation Portfolio invests primarily in equity securities. The Total Return Portfolio invests primarily in a diversified portfolio of dividend-paying common stocks. The International Equity Portfolio invests at least 65 percent of its assets in a diversified portfolio of equity securities of established non-U.S. issuers. The Emerging Growth Portfolio invests at least 65 percent of its total assets in common stocks of small and medium-sized companies, both domestic and foreign, considered to be emerging growth companies. The IDS Life Capital Resource Fund invests primarily in U.S. common stocks and other securities convertible into common stock, diversified over many different companies in a variety of industries. The IDS Life Special Income Fund invests primarily in high-quality, lower-risk corporate bonds issued by many different companies in a variety of industries, and in government bonds. The IDS Life
Managed Fund invests primarily in U.S. common stocks listed on national securities exchanges, securities convertible into common stock, warrants, fixed-income securities (primarily high-quality corporate bonds) and money market instruments (page __).


Using the Annuity

Buying the Annuity -- Applications are subject to acceptance at IDS Life's home office in Minneapolis (page __).

IRAs  and  Other   Qualified  Plans  --  The  Annuity  is  available  for  IRAs,
Tax-sheltered Annuities (TSAs) under 403(b) plans, 401(k) plans and other qualified plans as well as for nonqualified retirement plans (page __).

Purchase Payments -- You must make an initial lump sum purchase payment to your Annuity and you may make additional purchase payments to your Annuity. The initial purchase payment must be at least $5,000 for nonqualified Annuities and at least $500 for qualified Annuities. After making the initial purchase payment, you may make additional payments of at least $500 for nonqualified Annuities and at least $50 for qualified Annuities. Additional purchase payments can be mailed directly to IDS Life. IDS Life

PAGE 8
reserves the right to limit total purchase payments for your Annuity to $1,000,000 and to change the limits on purchase payment amounts (page __).

Your purchase payments will be allocated to the Fixed Account and/or to the subaccount(s) you choose. For nonqualified Annuities, the minimum value of your investment in a subaccount or in the Fixed Account is $500. This $500 minimum value does not apply to qualified Annuities (page __).

Transferring Your Money Between Accounts -- Until the retirement date, you can give us written or telephone instructions to redistribute your investment among the thirteen subaccounts of the Variable Account. There are some restrictions on transferring to or from the Fixed Account. Transfers must be for at least $500 or, if less, your entire balance in the subaccount unless you establish automated transfers of contract values (page __).

You may establish automated transfers of contract values between the subaccounts and/or the Fixed Account. The minimum automated transfer amount is $100. This service is subject to restrictions (page __).

Contract Charges and Charges Against the Variable Account -- IDS Life charges your Annuity $30 per year for administrative services (page __).

IDS Life charges the subaccounts of the Variable Account a daily asset charge at an effective annual rate of 0.25 percent of the daily net asset value of the subaccounts for administrative and operating expenses related to the subaccounts (page __).

IDS Life charges the subaccounts of the Variable Account a daily mortality and expense risk fee at an effective annual rate of 1.25 percent of the daily net asset value of the subaccounts (page __).

A surrender charge applies if you make a full or partial surrender of your contract value during the first six payment years following a purchase payment. The surrender charge starts at 6 percent of a purchase payment in the first payment year and is reduced by 1 percent each payment year thereafter. There is no surrender charge after six payment years. In addition, there is no surrender charge when contract values are applied to retirement payment plans or for a death benefit. After the first contract year, you may surrender up to 10 percent of your contract value without incurring a surrender charge. There is no surrender charge imposed on contract earnings, as defined herein (page __).

The above charges will not increase during the term of the Annuity. For some sales, certain administrative and surrender charges may be reduced or eliminated altogether (page __).

Certain state and local governments impose premium taxes (page __).

PAGE 9
Surrendering Your Annuity -- You may surrender all or part of your Annuity's value at any time before the retirement date. You will pay income tax on the taxable part of your surrender and you may have to pay tax penalties if you surrender all or part of your Annuity before reaching age 59-1/2. In addition, surrenders from certain qualified Annuities may be subject to 20 percent income tax withholding (page __).

The Internal Revenue Code of 1986, as amended (the Code) imposes restrictions on your right to receive a distribution from a TSA (page __).

You may establish systematic withdrawals of up to 10 percent of the contract value at the beginning of the contract year. Systematic withdrawals may be made in one of three ways (page __).

A partial surrender must be for at least $500. You cannot make a surrender that would reduce the value of your investment in a subaccount or in the Fixed Account to less than $500 unless the value of your investment in a subaccount or in the Fixed Account is fully withdrawn (page __).

IDS Life may ask you to return the Annuity if you make a complete surrender (page __).

Payment usually will be mailed within seven days after IDS Life receives your surrender request (page __).

Payment in Case of Death before Retirement Payments Begin -- Prior to the retirement date, if you or the annuitant die before the initial fifth contract anniversary, the beneficiary will be paid the greater of: 1) the contract value; or 2) the amount of purchase payments (minus any surrenders). If you or the annuitant die on or after the initial fifth contract anniversary, and each subsequent fifth contract anniversary, the beneficiary will be paid the greater of: 1) the contract value; or 2) a minimum guaranteed death benefit which equals: a) the death benefit calculated as of the previous fifth contract anniversary; plus b) any purchase payments made since the previous fifth contract anniversary; minus c) any surrenders since the previous fifth contract anniversary (page __).

Beneficiaries will receive payment in a single lump sum or may request that payments be made under one of the retirement payment plans IDS Life offers (page __).

Settlement Value of Your Annuity -- The amount available on the retirement date to apply to a retirement payment plan equals the then current contract value (page __).

IDS Life calculates retirement payments due based on the contract value on the retirement date. Payments are made on a fixed basis (page __).

Payout Options at Retirement -- At retirement, you may choose one of five payment plans or make other arrangements. If you do not choose one of the five payment plans, IDS Life will make payments under Plan B with 120 monthly payments guaranteed (page __).

PAGE 10
If you purchased your Annuity for a qualified plan, the payment schedule must meet the requirements of that plan (page __).

If monthly payments would be less than $50, IDS Life reserves the right to reduce the frequency of the retirement payments or to pay the contract value in one lump sum payment (page __).

If you or the annuitant die after retirement payments begin, any amount payable will be as provided in the retirement payment plan in effect (page __).

Changing Ownership -- You may change ownership of your Annuity by filing a change of ownership form with IDS Life. Certain restrictions apply concerning transfer of ownership of a qualified plan, and certain transfers of nonqualified Annuities may have adverse federal income tax consequences (page __).

Federal Tax Information -- According to current interpretations of federal income tax law, there is no federal income tax on any increase in the Annuity's value until payments are made. Consult your tax advisor (page __).

If you surrender your Annuity or if retirement payments begin, you will be taxed on the amount that exceeds your investment in the Annuity. Under certain circumstances, there also may be a 10 percent IRS penalty tax on the taxable part of payments. In addition, distributions from certain qualified Annuities may be subject to 20 percent income tax withholding (page __).

Additional Information about the Annuity

Accumulation Units -- When your purchase payments are allocated to a subaccount, they will be converted into accumulation units. The accumulation unit value increases or decreases with the performance of the relevant Portfolio or Fund (page __).

About the Portfolios and Funds -- As Annuity owner, you have voting rights in the Smith Barney Series Fund and its Portfolios and in the Funds. IDS Life may, in its discretion, substitute investments in shares of the Portfolios and Funds with shares of other registered investment companies under certain conditions (page __).

Information on the Fixed Account of the Annuity -- The Annuity also allows you to allocate purchase payments to a Fixed Account where they will earn interest at a rate guaranteed by IDS Life, which will change from time to time. Subject to restrictions, you may transfer contract values from the Fixed Account to the subaccounts and you may establish automated transfers of contract values between the Fixed Account and the subaccounts. Automated transfers from the Fixed Account may not exceed an amount that, if continued, would deplete the Fixed Account within 12 months. This prospectus applies only to the variable features of the Annuity. Information about the Fixed Account is found on page __.

PAGE 11
Annuity Expenses

The following information is presented to help you understand the various costs and expenses that you bear directly or indirectly as the owner of an Annuity. The information shows the expenses of the Variable Account as well as the expenses of the underlying Portfolios and Funds. For more information about surrender charges, see page __.

Annual Contract Charges
----------------------------------------------------------
                             Payment
Surrender Charge               Year     Percentage

(Contingent Deferred            1           6%
Sales Charge as a               2           5
percentage of purchase          3           4
payments)                       4           3
                                5           2
                                6           1
                           7 and later      0

Annual Contract Administrative Charge           $30

Annual Variable Account Charges
----------------------------------------------------------
Variable Account Administrative Charge
(as a percentage of daily net asset value).......... 0.25%

Mortality and Expense Risk Fee
(as a percentage of daily net asset value).......... 1.25%
----------------------------------------------------------
Total Variable Account Annual Expenses*              1.50%

*Premium taxes imposed by some state and local governments may be applicable. They are not reflected.

Annual Operating Expenses of the Portfolios and Funds
(as a percentage of average daily net assets)

                           Intermedi-  Diversified                                                          Interna-
                 Money     ate High    Strategic    Equity    Equity    Growth                    Total     tional    Emerging
                 Market    Grade       Income       Income    Index     & Income    Appreciation  Return    Equity    Growth

Management Fees   .50%      .60%        .65%         .65%      .60%      .65%        .75%          .75%     1.05%      .95%
Other Expenses    .25       .30         .19          .12       .46       .19         .10           .08       .28       .32
Total Operating
Expenses of
Portfolios #      .75%+     .90%        .84%         .77%     1.06%      .84%        .85%          .83%     1.33%     1.27%

Example**
You  would pay the  following  expenses  on a $1,000  investment,  assuming  (1)
5-percent annual return and (2) surrender at the end of each time period:

1 year           $ 83.05   $ 84.52     $ 83.93      $ 83.25   $ 86.08   $ 83.93     $ 84.03       $ 83.83   $ 88.70   $ 88.12
3 years           110.99    115.39      113.63       111.58    120.06    113.63      113.93        113.34    127.88    126.15
5 years           141.49    148.83      145.91       142.47    156.59    145.91      146.39        145.42    169.52    166.66
10 years          259.88    274.51      268.69       261.84    289.85    268.69      269.66        267.72    315.08    309.54

PAGE 12
You would pay the following expenses on the same investment assuming no surrender or selection of a retirement payment plan at the end of each time period:

1 year           $ 23.05   $ 24.52     $ 23.93      $ 23.25   $ 26.08   $ 23.93     $ 24.03       $ 23.83   $ 28.70   $ 28.12
3 years            70.99     75.39       73.63        71.58     80.06     73.63       73.93         73.34     87.88     86.15
5 years           121.49    128.83      125.91       122.47    136.59    125.91      126.39        125.42    149.52    146.66
10 years          259.88    274.51      268.69       261.84    289.85    268.69      269.66        267.72    315.08    309.54

This example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

+ Figures in "Management Fees," "Other Expenses" and "Total Operating Expenses of Portfolios" reflects waiver of expenses by the investment adviser. If there had been no reimbursement of expenses in 1996, actual expenses of the Portfolio, expressed as a percentage of average daily net assets, would have been as follows: "Management fees," .50%, "Other Expenses," .75 and "Total Operating Expenses of Portfolios," 1.25%.
**In this example, the $30 annual contract administrative charge is approximated as a .051 percent charge based on the average Annuity size.
# Annualized operating expenses of underlying portfolios at Dec. 31, 1996

                 IDS Life     IDS Life
                 Capital      Special     IDS Life
                 Resource     Income      Managed

Management Fees   .60%         .59%        .59%
Other Expenses    .08          .10         .07
Total Operating
Expenses of
Funds #           .68%         .69%        .66%

Example**
You would pay the following expenses on a $1,000 investment, assuming (1) 5-percent annual return and (2) surrender at the end of each time period:

1 year           $ 82.36      $ 82.46     $ 82.17
3 years           108.92       109.22      108.33
5 years           138.04       138.54      137.05
10 years          252.96       253.95      250.97

You would pay the following expenses on the same investment assuming no surrender or selection of a retirement payment plan at the end of each time period.


1 year           $ 22.36      $ 22.46     $ 22.17
3 years            68.92        69.22       68.33
5 years           118.04       118.54      117.05
10 years          252.96       253.95      250.97


This example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.


**In this example, the $30 annual contract administrative charge is approximated as a .051 percent charge based on the average Annuity size.
# Annualized operating expenses of underlying mutual funds at Dec. 31, 1996.


Condensed Financial Information (Unaudited)

The tables below give per-unit information about the financial history of each subaccount.

                                                      Year ended  Year ended   Year ended   Year ended  Year ended  Year ended
                                                        Dec. 31,    Dec. 31,     Dec. 31,    Dec. 31,    Dec. 31,    Dec. 31,
                                                            1996        1995         1994        1993        1992        1991
Subaccount AMO (Investing in shares of Money Market
Portfolio)*
Accumulation unit value at beginning of period......       $1.08       $1.04        $1.02       $1.02       $1.00     $1.00
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period............       $1.12       $1.08        $1.04       $1.02       $1.02     $1.00
---------------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of
period (000 omitted)................................       4,930       4,822        6,298       3,175       2,061       828
---------------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets....       1.50%       1.50%        1.50%       1.50%       1.50%     1.50%
Simple yield........................................       2.52%       2.75%        2.14%       0.72%       0.78%     2.00%
Compound yield......................................       2.55%       2.79%        2.16%       0.72%       0.78%     2.02%
---------------------------------------------------------------------------------------------------------------------------






PAGE 13
                                                      Year ended   Year ended  Year ended  Year ended  Year ended   Year ended
                                                        Dec. 31,    Dec. 31,     Dec. 31,    Dec. 31,    Dec. 31,    Dec. 31,
                                                            1996        1995         1994        1993        1992        1991
Subaccount AIH (Investing in shares of Intermediate
High Grade Portfolio)*
Accumulation unit value at beginning of period......       $1.25       $1.08        $1.13       $1.06       $1.02     $1.00
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period............       $1.25       $1.25        $1.08       $1.13       $1.06     $1.02
---------------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of
period (000 omitted)................................      10,509      11,659       11,655       8,070       3,417       682
---------------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets....       1.50%       1.50%        1.50%       1.50%       1.50%     1.50%
---------------------------------------------------------------------------------------------------------------------------

Subaccount ADS (Investing in shares of Diversified
Strategic Income Portfolio)*
Accumulation unit value at beginning of period.......      $1.23       $1.07        $1.12       $1.01       $1.01     $1.00
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period.............      $1.34       $1.23        $1.07       $1.12       $1.01     $1.01
---------------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of
period (000 omitted).................................     41,939      45,720       48,740      36,618      19,768     3,869
---------------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets.....      1.50%       1.50%        1.50%       1.50%       1.50%     1.50%
---------------------------------------------------------------------------------------------------------------------------

                                                      Year ended  Year ended   Year ended  Year ended  Year ended  Year Ended
                                                        Dec. 31,    Dec. 31,     Dec. 31,    Dec. 31,    Dec. 31,    Dec. 31,
                                                            1996        1995         1994        1993        1992        1991
Subaccount AEM (Investing in shares of Equity Income
Portfolio)*
Accumulation unit value at beginning of period......       $1.41       $1.08        $1.22       $1.12       $1.02     $1.00
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period............       $1.47       $1.41        $1.08       $1.22       $1.12     $1.02
---------------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of
period (000 omitted)................................      29,866      35,868       39,594      48,057      23,184     3,835
---------------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets....       1.50%       1.50%        1.50%       1.50%       1.50%     1.50%
---------------------------------------------------------------------------------------------------------------------------

Subaccount AEX (Investing in shares of Equity Index
Portfolio)*
Accumulation unit value at beginning of period......       $1.58       $1.18        $1.19       $1.11       $1.06     $1.00
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period............       $1.89       $1.58        $1.18       $1.19       $1.11     $1.06
---------------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of
period (000 omitted)................................       9,114       8,552        7,552       6,454       3,748       636
---------------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets....       1.50%       1.50%        1.50%       1.50%       1.50%     1.50%
---------------------------------------------------------------------------------------------------------------------------

Subaccount AGI (Investing in shares of Growth &
Income Portfolio)*
Accumulation unit value at beginning of period......       $1.42       $1.11        $1.16       $1.08       $1.01     $1.00
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period............       $1.68       $1.42        $1.11       $1.16       $1.08     $1.01
---------------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of
period (000 omitted)................................      21,299      23,037       25,102      20,774      10,136     1,881
---------------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets....       1.50%       1.50%        1.50%       1.50%       1.50%     1.50%
---------------------------------------------------------------------------------------------------------------------------
Subaccount AAP (Investing in shares of Appreciation
Portfolio)*
Accumulation unit value at beginning of period......       $1.43       $1.12        $1.15       $1.09       $1.05     $1.00
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period............       $1.68       $1.43        $1.12       $1.15       $1.09     $1.05
---------------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of
period (000 omitted)................................      53,860      63,015       68,920      65,534      48,842    10,929
---------------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets....       1.50%       1.50%        1.50%       1.50%       1.50%     1.50%
---------------------------------------------------------------------------------------------------------------------------

Subaccount ATR (Investing in shares of Total Return
Portfolio)**
Accumulation unit value at beginning of period......       $1.35       $1.09        $1.03       $1.00         N/A       N/A
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period............       $1.66       $1.35        $1.09       $1.03         N/A       N/A
---------------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of
period (000 omitted)................................      20,195      20,934       18,918       2,486         N/A       N/A
---------------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets....       1.50%       1.50%        1.50%       1.50%         N/A       N/A
---------------------------------------------------------------------------------------------------------------------------

Subaccount AIE (Investing in shares of International
Equity Portfolio)**
Accumulation unit value at beginning of period......       $0.97       $0.91        $1.04       $1.00          --        --
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period............       $1.17       $0.97        $0.91       $1.04          --        --
---------------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of
period (000 omitted)................................      27,135      28,243       29,353       5,528          --        --
---------------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets....       1.50%       1.50%        1.50%       1.50%          --        --
---------------------------------------------------------------------------------------------------------------------------

Subaccount AEG (Investing in shares of Emerging
Growth Portfolio)**
Accumulation unit value at beginning of period......       $1.35       $0.96        $1.04       $1.00          --        --
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period............       $1.56       $1.35        $0.96       $1.04          --        --
---------------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of
period (000 omitted)................................      11,449      12,247       11,353       2,022          --        --
---------------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets....       1.50%       1.50%        1.50%       1.50%          --        --
---------------------------------------------------------------------------------------------------------------------------






PAGE 14
                                                      Year ended  Year ended   Year ended  Year ended  Year ended  Year ended
                                                        Dec. 31,    Dec. 31,     Dec. 31,    Dec. 31,    Dec. 31,    Dec. 31,
                                                            1996        1995         1994        1993        1992        1991
Subaccount ACR (Investing in shares of Capital
Resource Fund)***
Accumulation value at beginning of period...........       $1.25       $0.99        $1.00          --          --        --
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period............       $1.33       $1.25        $0.99          --          --        --
---------------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of
period (000 omitted)...............................          528         519          560          --          --        --
---------------------------------------------------------------------------------------------------------------------------
Ratio of expense to average net assets..............       1.50%       1.50%        1.50%          --          --        --
---------------------------------------------------------------------------------------------------------------------------

Subaccount ASI (Investing in shares of Special
Income Fund)***
Accumulation value at beginning of period...........       $1.20       $0.99        $1.00          --          --        --
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period............       $1.26       $1.20        $0.99          --          --        --
---------------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of
period (000 omitted)...............................          742         722          351          --          --        --
---------------------------------------------------------------------------------------------------------------------------
Ratio of expense to average net assets..............       1.50%       1.50%        1.50%          --          --        --
---------------------------------------------------------------------------------------------------------------------------

Subaccount AMG (Investing in shares of Managed
Fund)***
Accumulation value at beginning of period...........       $1.19       $0.97        $1.00          --          --        --
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period............       $1.37       $1.19        $0.97          --          --        --
---------------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of
period (000 omitted)...............................          785         716          298          --          --        --
---------------------------------------------------------------------------------------------------------------------------
Ratio of expense to average net assets..............       1.50%       1.50%        1.50%          --          --        --
---------------------------------------------------------------------------------------------------------------------------
*Operations commenced on Oct. 16, 1991.
**Operations commenced on Dec. 2, 1993.
***Operations commenced on Oct. 3, 1994.

Financial Statements

Complete financial statements of the Variable Account including audited individual and combined statements of net assets as of Dec. 31, 1996, and the related statements of operations for the year then ended, and the related statements of changes in net assets for each of the two years in the period then ended, are presented in the SAI dated May 1, 1997. The audited consolidated financial statements of IDS Life Insurance Company including consolidated balance sheets as of Dec. 31, 1996, and 1995, and related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended Dec. 31, 1996 also are presented in the SAI.

Performance Information

Yield
Performance information for the subaccounts of the Variable Account, including the simple yield and effective yield for the Money Market subaccount, and yield and total return for the remaining subaccounts, may appear from time to time in advertisements or sales literature.

The simple yield of the Money Market subaccount is based on income received by a hypothetical investment over a given seven-day period (less expenses accrued during the period), and then "annualized" by assuming that the seven-day yield would be received for 52 weeks and is stated in terms of an annual percentage return on the investment. The effective yield of the Money Market subaccount is calculated in a manner similar to that used to calculate simple yield. However, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the simple yield due to the compounding effect of this assumed reinvestment.

PAGE 15
Yield quotations for the remaining subaccounts are based on all investment income per accumulation unit earned during a given 30-day period, less expenses accrued during the period (net investment income). Yield quotations are computed by dividing this net investment income by the value of an accumulation unit on the last day of the period.

Average Annual Total Return
Average annual total return quotations will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in an Annuity over a period of one, five and 10 years (or, if less, up to the life of the subaccount).  The  average  annual  total  return  quotations  will  reflect the deduction of all applicable charges including the contract administrative charge, the Variable Account administrative charge and the mortality and expense risk fee. Quotations will be made that reflect the deduction of the applicable surrender charge (assuming a surrender at the end of the illustrated period). Additional average annual total return quotations may be made that do not reflect a surrender charge deduction (assuming no surrender at the end of the illustrated period). A subaccount also may use aggregate total return figures for various periods, representing the cumulative change in the value of an investment in the subaccount for the specific period (again reflecting changes in a subaccount's accumulation unit value). The calculation assumes reinvestment of investment earnings and reflects the deduction of all applicable charges, including the contract administrative charge, mortality and expense fee, variable account administrative charge and surrender charge, assuming a surrender at the end of the illustrated period. Optional aggregate total return quotations may be made that do not reflect a surrender charge deduction (assuming no surrender). Aggregate total returns may be shown by means of schedules, charts or graphs.

Performance information reflects only the performance of a hypothetical investment in the subaccount during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio or the Fund in which the subaccount invests, and the market conditions during the given time period and is not intended to indicate future performance. Advertised yields and total return figures for the subaccounts include all charges attributable to the Annuity which have the effect of decreasing the advertised performance of a subaccount. For this reason, performance information for a subaccount should not be compared to that for mutual funds that sell their shares directly to the public. See the SAI for a description of the methods used to determine yield and total return information for the subaccounts.

About the Annuity

Purpose of the Annuity

The goal of the Annuity is to allow you, the owner, to build up funds for retirement. You do this by investing in any one or more of thirteen subaccounts of the Variable Account or in the Fixed Account. Each subaccount invests only in shares of a single

PAGE 16
Portfolio or Fund. You can direct payments to go to anyone, but you will still be taxed on the income as owner. You can choose from a variety of retirement payment plans. The Annuity is a variable annuity. A variable annuity differs from a fixed annuity in that during the accumulation period, the contract value may vary from day to day. You assume the risk of gain or loss according to the performance of your investment.

There is no guarantee that your Annuity's value at the retirement date will equal or exceed the total of your purchase payments.

Read this prospectus carefully to decide if a variable annuity will help meet your retirement goals. You also must read the accompanying separate prospectuses describing the Portfolios and the Funds to help you decide on the best investments for your needs. Keep these prospectuses for future reference.

You may return your Annuity and receive a full refund of the contract value (including charges) within 10 days after it is delivered to you. Return it to your Smith Barney Financial Consultant, or mail it to IDS Life's home office at the address on the cover page of this prospectus. No fees or charges will be deducted, but you bear the investment risk from the time your purchase payment is applied until your Financial Consultant or IDS Life receives the Annuity you return. The contract value returned may be greater or less than your purchase payment. However, if applicable state law so requires, or if you purchased the annuity for your IRA, your purchase payment will be refunded in full.

Who Issues the Annuity

IDS Life issues the Annuity. IDS Life is a wholly owned subsidiary of American Express Financial Corporation, which itself is a wholly owned subsidiary of the American Express Company. American Express Company is a financial services company principally engaged through subsidiaries (in addition to American Express Financial Corporation) in travel related services, international banking services, financial services and portfolio management advice.

IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota. Its home office is at IDS Tower 10, Minneapolis, MN 55440-0010. IDS Life conducts a conventional life insurance business in the District of Columbia and all states except New York.

About the Variable Account and the Portfolios and Funds

Subaccounts Available for Investment

You may choose to invest your purchase payments in any or all of thirteen subaccounts or in the Fixed Account. Each subaccount invests in shares of one of the following Portfolios or Funds:

o The Money Market subaccount (AMO) invests in shares of the Money Market Portfolio;

PAGE 17
o The Intermediate High Grade subaccount (AIH) invests in shares of the Intermediate High Grade Portfolio;

o The Diversified Strategic Income subaccount (ADS) invests in shares of the Diversified Strategic Income Portfolio;

o The Equity Income subaccount (AEM) invests in shares of the Equity Income Portfolio;

o The Equity Index subaccount (AEX) invests in shares of the Equity Index Portfolio;

o The Growth & Income subaccount (AGI) invests in shares of the Growth & Income Portfolio;

o The Appreciation subaccount (AAP) invests in shares of the Appreciation Portfolio;

o The Total Return (ATR) subaccount invests in shares of the Total Return Portfolio;

o The International Equity subaccount (AIE) invests in shares of the International Equity Portfolio;

o The Emerging Growth subaccount (AEG) invests in the shares of the Emerging Growth Portfolio;


o The Capital Resource subaccount (ACR) invests in shares of the IDS Life Capital Resource Fund;

o The Special Income subaccount (ASI) invests in shares of the IDS Life Special Income Fund; and

o     The Managed subaccount (AMG) invests in shares of the IDS Life
      Managed Fund.


Income, capital gains and capital losses of each subaccount are credited or charged to that subaccount alone. No subaccount will be charged with liabilities or expenses of any other subaccount or of IDS Life's general business. All obligations arising under the Annuities are general obligations of IDS Life.

The Variable Account was established on May 9, 1991 under Minnesota law. On Nov. 3, 1993 the name of the Variable Account was changed from IDS Life Account SLB to IDS Life Account SBS. The Variable Account is registered as a single unit investment trust under the 1940 Act. The Variable Account meets the definition of a separate account under the federal securities laws. This registration does not involve any supervision by the SEC of IDS Life's management or investment practices and policies.

The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under section 817(h) of the Code. Each Portfolio and Fund intends to comply with those diversification requirements. See the accompanying prospectuses for further tax information regarding the Portfolios and Funds.

PAGE 18
The U.S. Treasury and the IRS have indicated they may provide additional guidance concerning circumstances in which investment control by an Annuity owner would cause that owner to be taxed on his or her share of the income of the Variable Account. It is not clear, at this time, what the additional guidance will be and the timing of further action is unknown. IDS Life reserves the right to modify the Annuity, as necessary, to prevent the owner from being currently taxed as the owner of the underlying assets of the Variable Account for federal income tax purposes.

IDS Life intends to comply with all U.S. Treasury guidance to insure that the Annuity continues to qualify as an annuity for federal income tax purposes.

Investment Goals and Policies of the Portfolios and Funds

The investment goals of the Portfolios and Funds are as follows:

The Money Market Portfolio's goal is maximum current income to the extent consistent with the preservation of capital and the maintenance of liquidity. In seeking to achieve its goal, the Portfolio will invest in short-term money market instruments deemed to present minimal credit risks and considered to be "Eligible Securities" as defined by the SEC.

The Intermediate High Grade Portfolio's goal is to provide as high a level of current income as is consistent with the protection of capital. In seeking to achieve its goal, the Portfolio will invest, under normal market conditions, substantially all, but not less than 65 percent, of its assets in U.S. government securities and in high-grade corporate bonds of U.S. issuers (i.e., bonds rated within the two highest rating categories by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group or, if not rated, bonds believed to be of comparable quality).

The Diversified Strategic Income Portfolio's goal is high current income. In seeking to achieve its goal, the Portfolio will allocate and reallocate its assets primarily among three types of fixed-income securities -- U.S. securities and mortgage-related securities, foreign government securities and corporate securities rated below investment grade (commonly known as junk bonds). See the section of the Smith Barney Series Fund's prospectus entitled "Medium-, Lower-and Unrated Securities" for further information on these bonds.

The Equity Income Portfolio's primary goal is current income. Long-term capital appreciation is a secondary goal. In seeking to achieve its goals, the Portfolio will invest principally in dividend-paying common stocks of companies whose prospects for dividend growth and capital appreciation are considered favorable, concentrating at least 25 percent of its assets in the utility industry.

The Equity Index Portfolio's goal is to provide investment results that, before deduction of operating expenses, match the price and yield performance of U.S. publicly traded common stocks, as measured by the S&P 500. Once the Portfolio reaches a sufficient

PAGE 19
asset size, it will seek to achieve its goal by owning all 500 stocks in the S&P 500 in proportion to their actual market capitalization weightings.

The Growth & Income Portfolio's goal is income and long-term capital growth. In seeking to achieve its goal, the Portfolio will invest in income-producing equity securities, including dividend-paying common stocks, securities that are convertible into common stocks and warrants meeting certain specified investment criteria.

The Appreciation Portfolio's goal is long-term appreciation of capital. In seeking to achieve its goal, the Portfolio will invest primarily in equity and equity-related securities that are believed to afford attractive opportunities for appreciation.

The Total Return Portfolio's goal is to provide shareholders with total return, consisting of long-term capital appreciation and income. In seeking to achieve its goal, the Portfolio will primarily invest in a diversified portfolio of dividend-paying common stocks.

The International Equity Portfolio's goal is to provide a total return on its assets from growth of capital and income. In seeking to achieve its goal, under normal market conditions the Portfolio will invest at least 65 percent of its assets in a diversified portfolio of equity securities of established non-United States issuers.

The Emerging Growth Portfolio's goal is to provide capital appreciation. In seeking to achieve its goal, the Portfolio will invest at least 65% of its total assets in common stocks of small- and medium-sized companies, both domestic and foreign, in the early stages of their life cycle, that its investment adviser believes have the potential to become major enterprises.

The IDS Life Capital Resource Fund's goal is capital appreciation. In seeking to achieve its goal, the Fund will invest primarily in U.S. common stocks and other securities convertible into common stock, diversified over many different companies in a variety of industries.

The IDS Life Special Income Fund's goal is to provide a high level of current income while conserving the value of the investment for the longest period of time. In seeking to achieve its goal, the Fund will invest primarily in high-quality, lower-risk corporate bonds issued by many different companies in a variety of industries, and in government bonds.

The IDS Life Managed Fund's goal is maximum total investment return. In seeking to achieve its goal, the Fund will invest primarily in U.S. common stocks, securities convertible into common stock, warrants, fixed-income securities (primarily high-quality corporate bonds) and money market instruments. The Fund invests in many different companies in a variety of industries.

There is no guarantee that the Portfolios and Funds will meet their investment goals. Whether they achieve their goals depends on a number of factors including their managements' ability to manage the risks of changing economic conditions.


The organizations that perform services for the Portfolios and Funds are:

               Name                                  Service

Van Kampen American Capital               Investment Adviser to the
Asset Management, Inc.                    Emerging Growth Portfolio

American Express Financial                Investment Advisor to IDS Life
Corporation                               Capital Resource, IDS Life
                                          Special Income and IDS Life
                                          Managed Funds

IDS Life Insurance Company                Investment Manager of IDS Life
                                          Capital Resource, IDS Life
                                          Special Income and IDS Life
                                          Managed Funds

Smith Barney Global Capital               Sub-Investment Adviser to the
Management, Inc.                          Diversified Strategic Income
                                          Portfolio

Smith Barney Mutual Funds                 Investment Adviser to the Money
Management, Inc. (SBMFM)                  Market Portfolio, the
                                          Intermediate High Grade Portfolio, the
                                          Diversified      Strategic      Income
                                          Portfolio,     the    Equity    Income
                                          Portfolio,   the   Growth   &   Income
                                          Portfolio, the Appreciation Portfolio,
                                          the  Total  Return  Portfolio  and the
                                          International   Equity  Portfolio  and
                                          Administrator to each Portfolio

Travelers Investment Management           Investment Adviser to the Equity
Company                                   Index Portfolio

Davis Skaggs Investment                   Investment Adviser to the
Management, a division of                 Total Return Portfolio
SBFFM

PNC Bank, National Association            Custodian to all Portfolios
                                          except International Equity
                                          Portfolio and Diversified
                                          Strategic Income Portfolio

The Chase Manahattan Bank                 Custodian to International
                                          Equity Portfolio and Diversified
                                          Strategic Income Portfolio

American Express Trust Company            Custodian to the Funds

PAGE 21
Morgan Stanley Trust Company              Subcustodian to the Funds

First Data Investor Services              Transfer and Dividend Paying
Group, Inc.                               Agent

Smith Barney Inc.                         Distributor

Detailed information about each Portfolio and Fund, including the risks related to investing in them is in the separate prospectuses. There are deductions from, and fees and expenses paid out of, the assets of the Portfolios and Funds that are described in these prospectuses. You should read the Portfolio and Fund prospectuses and consider carefully, and on a continuing basis, which Portfolio or Fund or combination of them is best suited to your long-term investment needs. There is no assurance that the investment objectives of the Portfolios or Funds will be attained nor is there any guarantee that the contract value will equal or exceed the total purchase payments made. Some Portfolios and Funds may involve more risk than others--please monitor your investments accordingly.

Using the Annuity

Buying the Annuity

Your Smith Barney Financial Consultant will help you prepare your application, which will be sent with your purchase payment to IDS Life's home office in Minneapolis. If your application is complete, IDS Life will apply your payment no later than two business days after it is received at IDS Life's home office. If IDS Life cannot accept your application within five business days, it will be declined and your payment will be returned to you. When IDS Life accepts your application, an Annuity contract will be sent to you. Please remember that investment performance, expenses and deduction of certain charges affect accumulation unit value.

When you apply for the Annuity, you can select the Fixed Account and/or the subaccount(s) in which you wish to invest and the amounts to be allocated to each. You also select how you wish to make purchase payments. Your purchase payments will be allocated to the Fixed Account and/or the subaccount(s) according to your election as of the next close of business after your application is accepted or your payment is received and accepted at IDS Life's home office in Minneapolis, whichever is later.

IDS Life reserves the right to impose a maximum issue age for nonqualified Annuities of age 75 and a maximum issue age for qualified Annuities of age 65.

Ownership -- As owner, you have all rights and may receive all benefits under the Annuity. The Annuity can be owned in joint tenancy only in spousal situations.

Retirement Date -- A retirement date is established when you apply for the Annuity. If you need to change it, send written instructions to IDS Life's home office at least 30 days before you wish the change to become effective.

PAGE 22
For nonqualified Annuities, the retirement date cannot be later than the annuitant's 85th birthday or 10 years after issue, whichever is later.

If you are buying this Annuity to fund a Section 401(k) plan, custodial or trusteed plan, IRA, TSA or Section 457 plan, to avoid penalty taxes retirement payments generally must be:

o     on or after the annuitant turns 59 1/2; and
o for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or
o for all other qualified Annuities, by April 1 of the year which the annuitant reaches age 70 1/2 or the calendar year when the annuitant retires.

However, in no case can the retirement date be later than the annuitant's 85th birthday or 10 years after issue, whichever is later.

Naming a Beneficiary -- You may name a beneficiary under your Annuity. If the annuitant dies before the retirement date and there is no beneficiary, then you are the beneficiary. If you die before the retirement date and there is no beneficiary, then your estate will be the beneficiary.

IRAs and Other Qualified Plans

The Annuity may be bought for a retirement plan qualified under Sections 401, 403, 408 or 457 of the Code. These plans include:

o     IRAs and Simplified Employee Pension plans (SEPs);

o     Custodial and trusteed pension and profit sharing plans;

o     Section 401(k) plans;

o     TSAs; and

o     Section 457 plans.

Your purchase of the Annuity for a qualified plan will be subject to applicable federal law and any rules of the plan itself.

Purchase Payments

Amount of Purchase Payments -- You must make an initial lump sum purchase payment to your Annuity and you may make additional purchase payments to your Annuity. The initial purchase payment must be at least $5,000 for nonqualified Annuities and at least $500 for qualified Annuities. After making the initial purchase payment, you may make additional payments of at least $500 for nonqualified Annuities and at least $50 for qualified Annuities. In Washington, additional purchase payments for a nonqualified contract may be made until age 80 and additional payments for a tax-qualified contract may be made until age
65. Additional

PAGE 23
purchase payments can be mailed directly to IDS Life. IDS Life reserves the right to limit total purchase payments to your Annuity to $1,000,000 and to change the limits on purchase payment amounts.

Qualified Plans -- If you invest in the Annuity for a qualified plan, that plan's limits on annual contributions also will apply.


Allocating your Purchase Payments -- Your purchase payment(s) will be allocated to the Fixed Account and/or the subaccount(s) you have selected at IDS Life's next close of business, currently the same as the close of the New York Stock Exchange (NYSE), after IDS Life accepts your application or receives and accepts your payment at its home office in Minneapolis, whichever is later. For nonqualified Annuities, the minimum value of your investment in a subaccount or in the Fixed Account is $500. This $500 minimum does not apply to qualified Annuities.


Transferring Your Money Between Accounts

Prior to retirement, you may make unlimited transfers of your money from one subaccount to another by making a written request. There are some restrictions on transferring to or from the Fixed Account as discussed in the section called "Information on the Fixed Account of the Annuity." IDS Life will make the transfer at its next close of business. There is no charge for transfers. However, unless the transfer is an automated transfer described below, IDS Life does require that your transfer be for:

o     at least $500; or

o     your entire balance in that subaccount, if less.

Automated Transfers -- You may establish automated transfers of contract values between the subaccounts and/or the Fixed Account through a one-time written request or other method acceptable to IDS Life. The minimum automated transfer amount is $100. Such transfers may be made on a monthly, quarterly, semi-annual or annual basis. You may start or stop this service at any time, but you must give IDS Life 30 days' notice to change any automated transfer instructions that are currently in place. Automated transfers are subject to all of the other Annuity provisions and terms, including provisions relating to the transfer of money between subaccounts.

For information on restrictions on automated transfers of contract values between the Fixed Account and the subaccounts see the section called "Information on the Fixed Account of the Annuity." Before transferring any part of your contract value, you should consider the risks involved in switching investments. IDS Life may, in its sole discretion, suspend or modify transfer privileges at any time.

Telephone Transfers -- You also may request a transfer by telephone. IDS Life has the authority to honor any telephone requests believed to be authentic and will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. As long as the

PAGE 24
procedures are followed, neither IDS Life nor its affiliates will be liable for any loss resulting from fraudulent requests. If IDS Life receives your transfer request before its close of business (normally 3 p.m. Central time), it will be processed that day. Calls received after its close of business will be processed the next business day. At times when the volume of telephone requests is unusually high, IDS Life will take special measures to seek to ensure that your call is answered as promptly as possible. A telephone transfer request will not be allowed within 30 days of a phoned-in address change.

You may request that telephone transfers not be authorized from your account by writing IDS Life.

Contract Charges and Charges Against the Variable Account

Contract Administrative Charge -- IDS Life charges your Annuity an administrative fee of $30 each year. This charge is for establishing and maintaining your records. IDS Life deducts it from the contract value on each contract anniversary. If you fully surrender your Annuity, IDS Life will deduct a reduced contract administrative charge that is prorated based on the number of days from your last contract anniversary to the date of full surrender. The contract administrative charge cannot be increased and does not apply after a retirement payment plan begins.

Variable Account Administrative Charge -- This charge is deducted daily from the subaccounts of the Variable Account. The charge equals an effective annual rate of 0.25 percent of the daily net asset value of the subaccounts and is paid to IDS Life. It covers certain administrative and operating expenses of the subaccounts incurred by IDS Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. The Variable Account administrative charge cannot be increased and does not apply after a retirement payment plan begins.

Mortality and Expense Risk Fee -- This charge is deducted daily from the subaccounts of the Variable Account. The charge equals an effective annual rate of 1.25 percent of the daily net asset value of the subaccounts and is paid to IDS Life. It covers IDS Life's annuity mortality risk and expense risk. IDS Life estimates that approximately two-thirds of this fee is for assumption of the mortality risk, and one-third is for assumption of the expense risk.

The mortality risk arises from IDS Life's guarantee to pay a death benefit and guarantee to make retirement payments according to the terms of the Annuity no matter how long a specific annuitant lives and no matter how long the entire group of IDS Life annuitants live. If, as a group, IDS Life annuitants outlive the life expectancy that has been assumed in the actuarial tables, IDS Life must take money from its general assets to meet its obligations. If, as a group, IDS Life annuitants do not live as long as expected, IDS Life could profit from the mortality risk fee. The expense risk is the risk that the contract administrative charge

PAGE 25
and Variable Account administrative charge, which cannot be increased, will not cover IDS Life's expenses. Any deficit would have to be made up from IDS Life's general assets.

Any profit realized by IDS Life from the mortality and expense risk fee would be available to it for any proper corporate purpose, including, among other things, payment of distribution (selling) expenses. IDS Life does not expect that the surrender charge, which is discussed in the following paragraphs, will cover sales and distribution expenses incurred by IDS Life in connection with the Annuity.

Surrender Charges -- If you surrender part or all of your Annuity, you may be subject to a surrender charge. A surrender charge applies if all or part of the contract value is surrendered during the first six payment years following a purchase payment. The surrender charge starts at 6 percent of a purchase payment in the first payment year and is reduced by 1 percent each payment year thereafter. This means that there is no surrender charge after six payment years. In addition, there is no surrender charge when contract values are applied to a retirement payment plan or for a death benefit. The surrender charge is used to help defray expenses incurred in the sale of the Annuity including commissions and other promotional or distribution expenses associated with the printing and distribution of prospectuses and sales material.

After the first contract year, you may surrender up to 10 percent of the contract value on your prior contract anniversary in one or more surrenders each contract year without incurring a surrender charge. The 10 percent withdrawal provision is subject to other Annuity provisions and terms including those on partial surrenders.

In addition, there is no surrender charge on contract earnings, which equal:

1) the contract value; minus

2) the sum of all purchase payments received that have not been previously surrendered; minus

3) the amount of the 10 percent free withdrawal, if applicable.

For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from any applicable 10 percent free withdrawal amount; next from purchase payments (on a first in-first out basis); and finally from contract earnings (in excess of any 10 percent free withdrawal amount).

Surrender Charge Calculation -- The following example illustrates how the surrender charge is calculated:

Assumptions:
----------------------------------------------------------------------------------------------
Initial purchase payment at Annuity issue date of May 1, 1997......................... $10,000
Subsequent purchase payment on July 1, 2000 ..........................................  20,000
Account value on contract anniversary, April 29, 2001.................................  40,000
Account value on October 12, 2001 ....................................................  42,000
----------------------------------------------------------------------------------------------

PAGE 26
Full Surrender on October 12, 2001:


Basis of        Rate of               Dollar Amount
Charge          Surrender Charge      of Charge             Explanation of Charge
$ 4,000              None                  $    0           10% of prior contract anniversary contract value surrendered free
$10,000              2%                    $  200           Payment made in contract year 1; surrendered at payment year 5 rate
$20,000              5%                    $1,000           Payment made in contract year 4; surrendered at payment year 2 rate
$ 8,000              None                      $0           No charge on contract earnings
-------------------------------------------------------------------------------------------------------------------------------
Total Surrender Charge:                    $1,200


Partial Surrender of $15,000 on October 12, 2001:


Basis of        Rate of               Dollar Amount of
Charge          Surrender Charge      Charge                Explanation of Charge
$ 4,000              None                  $  0             10% of prior contract anniversary contract value surrendered free
$10,000              2%                    $200             Payment made in contract year 1; surrendered at payment year 5 rate
$ 1,000              5%                    $ 50             Payment made in contract year 4; surrendered at payment year 2 rate
-------------------------------------------------------------------------------------------------------------------------------
Total Surrender Charge:                    $250

Surrender Charge on Partial Surrender -- The surrender charge is deducted from the contract value remaining after the owner is paid the partial surrender amount requested. For example, if the owner requested a partial surrender net check amount of $1,000 and the surrender charge rate that applied to that amount were 5 percent, the owner would receive the $1,000 requested and the surrender charge amount would be $52.63 for a total withdrawal of $1,052.63.

Possible Reduction in Charges -- In some cases, IDS Life may expect to incur lower sales and administrative expenses or perform fewer services. In those cases, IDS Life may, in its discretion, reduce or eliminate certain administrative and surrender charges. However, IDS Life expects this to occur infrequently, if at all.


Premium Taxes -- Certain state and local governments impose premium taxes (up to 3.5%). These taxes are dependent upon the state of residence or the state in which the Annuity was sold and are deducted as applicable. The deduction for premium taxes usually is not made until you surrender your Annuity or retirement payments begin.


Surrendering Your Annuity

As owner, you may surrender all or part of your Annuity's value at any time before the retirement date by making a written request. You may have to pay surrender charges as previously explained. Also, if you fully surrender your Annuity, a prorated portion of the contract administrative charge based on the number of days from your last contract anniversary to the date of full surrender will be deducted at the time of surrender. No surrenders may be made after the retirement date.

You may have to pay a 10 percent IRS penalty tax for surrenders made before you reach age 59-1/2 and 20 percent income tax withholding may apply to surrenders from certain qualified Annuities. In addition, certain restrictions may apply to participants in TSA plans. See the section called "Tax-Sheltered Annuities."

Tax-Sheltered Annuities -- The Code imposes certain restrictions on an owner's right to receive early distributions attributable to salary reduction contributions from an annuity purchased for a retirement plan qualified under
Section 403(b) as a TSA.

PAGE 27
Distributions attributable to salary reduction contributions made after Dec. 31, 1988, plus the earnings on them or to transfers or rollovers of such amounts from other contracts, may be made from the TSA only if the owner has attained age 59-1/2, has become disabled as defined in the Code, has separated from the service of the employer that purchased the annuity or has died. Additionally, if the owner should encounter a financial hardship (within the meaning of the Code), he or she may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not of the earnings on them.

These restrictions do not apply to the Dec. 31, 1988 value, or to transfers or exchanges of contract values within the annuity or to another registered variable annuity contract or investment vehicle available through the employer.

Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may nonetheless be subject to a 10 percent IRS penalty tax (in addition to income tax) as a premature distribution and to 20 percent income tax withholding. See the section called "Federal Tax Information."

In addition, for certain types of contributions under a Section 403(b) annuity to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. You should consult your employer to determine whether the nondiscrimination rules apply to you.

Systematic   Withdrawals  --  IDS  Life  allows  you  to  establish   systematic
withdrawals of contract values through a one-time written request or other method acceptable to IDS Life. Amounts of up to 10 percent of the contract value at the beginning of the contract year may be withdrawn. The minimum systematic withdrawal amount from the contract is $100, and such withdrawals can be made on a monthly, quarterly, semiannual or annual basis. You may designate systematic withdrawals be made from the Annuity in one of the following ways:

o withdrawing a specific total dollar amount prorated from all subaccounts and/or the Fixed Account in which you have a balance (if no other choice is made, amounts will be withdrawn under this method);

o withdrawing a specific total dollar amount and also specifying which percentage of that total amount will be withdrawn from all subaccounts and/or the Fixed Account in which you have a balance; or

o withdrawing only the interest credited to the Fixed Account over the systematic withdrawal period.

The minimum contract value required to begin systematic withdrawals is $5,000. You may start or stop this service at any time, but must give IDS Life 30 days' notice to change any systematic withdrawal instructions that are currently in place. IDS Life will not deduct surrender charges for first-year systematic withdrawals of amounts up to 10 percent of the initial purchase payment.

PAGE 28
Systematic withdrawals may result in income taxes, withholding taxes and penalty taxes being applied to all or a portion of the amount withdrawn. You should consult your tax advisor regarding the tax consequences of systematic withdrawals.

Partial Surrenders -- The minimum amount you may surrender is $500. You cannot make a partial surrender if it would reduce the value of your investment in a subaccount or in the Fixed Account to less than $500 unless the value of your investment in a subaccount or in the Fixed Account is fully withdrawn.

If you have a balance in more than one subaccount and/or in the Fixed Account and request a partial surrender, IDS Life will withdraw money from all the subaccounts and/or the Fixed Account in the same proportion as your value in each subaccount or in the Fixed Account bears to your total contract value, unless you request otherwise.

A partial surrender request not exceeding $40,000 may be made by telephone. IDS Life has the authority to honor any telephone requests believed to be authentic and will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. As long as the procedures are followed, neither IDS Life nor its affiliates will be liable for any loss resulting from fraudulent requests. At times when the volume of telephone requests is unusually high, IDS Life will take special measures to ensure that your call is answered as promptly as possible. A telephone surrender request will not be allowed within 30 days of a phoned-in address change.

You may request that telephone withdrawals not be authorized from your account by writing IDS Life.

Total Surrenders -- IDS Life will compute the value of your Annuity at the close of business, currently the same as the close of the NYSE, after receipt of your request for a complete surrender. IDS Life may ask you to return the Annuity.

Receiving Payment -- Payment will be mailed within seven days after IDS Life receives your request. However, IDS Life may postpone payment if:

o the surrender value includes a purchase payment check that has not cleared;

o the NYSE is closed, except for normal holiday and weekend closings;

o trading on the NYSE is restricted according to the rules of the SEC;

o an emergency, as defined by the rules of the SEC, makes it impracticable for the Portfolios and Funds to sell securities or to value the Portfolios' or Funds' net assets; or

o the SEC permits a delay in payment for the protection of owners.

NOTE:  You will be charged a fee if you request express mail delivery.


Payment in Case of Death before Retirement Payments Begin

Prior to the retirement date, if you or the annuitant die before the initial fifth contract anniversary, IDS Life will pay the beneficiary the greater of:

1) the contract value; or

2) the amount of purchase payments (minus any surrenders).

On or after the initial fifth contract anniversary, and each subsequent fifth contract anniversary, IDS Life will pay the beneficiary the greater of:

1) the contract value; or

2) a minimum guaranteed death benefit which equals:

   a) the death benefit calculated as of the previous fifth contract anniversary; plus

   b) any purchase payments made since the previous fifth contract anniversary; minus

   c) any surrenders since the previous fifth contract anniversary.

If Your Spouse is Sole Beneficiary or Co-owner -- If you, as owner or co-owner, die before the retirement date and your spouse is the only beneficiary or co-owner of the Annuity, your spouse may keep the Annuity as owner. To do this, within 60 days after IDS Life receives proof of death, it must receive written instructions from your spouse to keep the Annuity in force.


Section 401(k) Plans, TSAs, Section 457 Plans, Custodial and Trusteed Plans, and IRAs -- If you buy the Annuity under a Section 401(k) plan, Section 457 plan, custodial or trusteed plan or as an IRA or TSA, and you die before reaching age 70-1/2 or such other date as provided in the Code, and your spouse is the only beneficiary, your spouse may keep the Annuity in force until the date on which you would have reached age 70-1/2 or any other date permitted by the Code. To do this, within 60 days after IDS Life receives proof of death, it must receive written instructions from your spouse to keep the Annuity in force.


Paying the Beneficiary -- Unless you have given IDS Life other written instructions, IDS Life will pay the beneficiary in a single lump sum payment. The beneficiary may elect to receive this payment at any time within 5 years after the date of death. Payments made from certain qualified Annuities to a surviving spouse instead of being directly rolled over to an IRA may be subject to 20 percent income tax withholding. See the section called "Federal Tax
Information." IDS Life may make payments under any retirement payment plan available under this Annuity if:

PAGE 30
o the beneficiary asks IDS Life in writing within 60 days after IDS Life receives proof of death;


o payments begin no later than one year after death, or other date as permitted by the Code; and


o the payment period does not extend beyond the beneficiary's life or life expectancy in accordance with applicable provisions of the Code.


When paying the contract value to the beneficiary, IDS Life will determine the Annuity's value at the next close of the NYSE after IDS Life's death claim requirements are fulfilled. Interest, if any, is paid at a rate no less than that required by applicable law. IDS Life will mail payment to the beneficiary within seven days after all death claim requirements are fulfilled.


Settlement Value of Your Annuity

The amount available on the retirement date to provide payments under a retirement payment plan is the current value of your investment, called the contract value. Because Portfolio or Fund investments (other than those in the Money Market Portfolio) fluctuate in value each day, there can be no guarantee that the contract value will exceed, or even equal, the amount of your purchase payments. You will receive quarterly statements showing your contract value and any other information required by applicable law at least annually.

On your retirement date, the contract value is applied to IDS Life's current fixed annuity settlement rates table, which will be at least as favorable as the fixed annuity settlement rates table contained in the Annuity. IDS Life then calculates lifetime annuity payments according to the retirement payment plan you choose.

A unisex table of settlement rates will apply, except when the Annuity is being used to fund an IRA or a nonqualified plan. The laws of Montana and the annuity contract as approved by Massachusetts require the use of unisex settlement rates.

Payout Options at Retirement

As the owner of the Annuity, you have the right to decide how retirement payments are to be made. You may select one of the retirement payment plans outlined below, or you and IDS Life may mutually agree on other payment arrangements. Annuity payments will be made on a fixed basis. A fixed annuity is one with payments that are guaranteed by IDS Life as to dollar amount. Fixed annuity payments after the first payment will never be less than the first payment.

Retirement Payment Plans -- You may choose any one of these payment plans by giving IDS Life written instructions at least 30 days before the retirement date:

PAGE 31
o Plan A - Life Annuity - No Refund -- Monthly payments are made until the annuitant's death. Payments end with the last monthly payment before the annuitant's death; no further payments will be made. You should understand that if the annuitant dies after only the first monthly payment, no further payments will be made.

o Plan B - Life Annuity with 5, 10 or 15 Years Certain -- Monthly payments are made until the annuitant's death. However, payments are guaranteed for 5, 10 or 15 years. If the annuitant dies before all guaranteed payments have been made, IDS Life will continue making those guaranteed payments to you, if living; if not, to your beneficiary; or, if no beneficiary is named, to your estate.

o Plan C - Life Annuity - Installment Refund -- Monthly payments are made until the annuitant's death. However, payments are guaranteed to continue for at least the number of months determined by dividing the contract value at the time of retirement by the amount of the monthly payment. If the annuitant dies before all guaranteed payments have been made, IDS Life will continue making those guaranteed payments to you, if living; if not, to your beneficiary; or, if no beneficiary is named, to your estate.

o Plan D - Joint and Last Survivor Life Annuity - No Refund -- Monthly payments are made while both the annuitant and a joint annuitant are living. If either annuitant dies, monthly payments continue at the full amount until the death of the surviving annuitant. Payments end with the death of the second annuitant, and no further payments will be made. You should understand that if both the annuitant and the joint annuitant die after only the first monthly payment, no further payments will be made.

o Plan E - Period Certain Annuity -- Monthly payments are made for a period of years. The period of years may be no less than 10 years and no more than 30 years. Even if the annuitant lives beyond the period of years selected, no further payments will be made. However, if the annuitant dies before the end of the period selected, IDS Life will continue making monthly payments to you, if living; if not, to your beneficiary; or, if no beneficiary is named, to your estate.

Restrictions for Some Qualified Plans -- If your annuity was purchased in connection with a Section 401(k) plan, custodial or trusteed plan, Section 457 plan, or as an IRA or TSA, you must select a payment plan (in accordance with the applicable provisions of the Code) that provides for payments:

o     over the life of the annuitant;

o     over the joint lives of the annuitant and beneficiary;

o for a period not exceeding the life expectancy of the annuitant; or

o for a period not exceeding the joint life expectancies of the annuitant and beneficiary.

If IDS Life Does Not Receive Instructions -- You must give IDS Life written instructions for paying retirement benefits at least 30 days before the retirement date. If you do not, IDS Life will make payments under Plan B, with 120 monthly payments guaranteed.

If Monthly Payments Would be Less than $50 -- IDS Life will calculate your contract value at the retirement date. If the calculations show that monthly payments would be less than $50, IDS Life reserves the right to change the frequency of the retirement payments or to pay the contract value in one lump sum.

Death After Retirement Payments Begin -- If you or the annuitant die after retirement payments begin, any amount payable to the beneficiary will be made as provided in the retirement payment plan in effect.

Changing Ownership


You may change ownership of your Annuity at any time by filing a change of ownership on a form approved by and sent to our IDS Life home office. No change of ownership will be binding upon IDS Life until the change is received and recorded. IDS Life takes no responsibility for the validity of the change.


If you have a qualified plan, the Annuity may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than IDS Life. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of an Annuity may be transferred to the annuitant.

The value of any part of a nonqualified Annuity assigned or pledged is taxed like a cash withdrawal to the extent allocable to investment in the Annuity after Aug. 13, 1982.

Transfer of a nonqualified Annuity to another person without adequate consideration is considered a gift and the transfer may be considered a surrender of the Annuity for federal income tax purposes. The income on the Annuity will be taxed to the transferor (original owner), who may be subject to a 10 percent IRS penalty tax for early withdrawal. The transferee's (new owner's) investment in the Annuity will be the value of the Annuity at the time of the transfer. Consult with your tax advisor before taking any action.

Federal Tax Information

Under current law, there is no liability for federal income tax on any increase in the Annuity's value until payments are made, except as discussed above in "Changing Ownership." However, since federal tax consequences cannot always be anticipated, you should consult a tax advisor if you have any questions about the taxation of your Annuity.

PAGE 33
You are not taxed on your investment in the Annuity. Your investment in the Annuity generally includes purchase payments made into the Annuity with after-tax dollars. If the investment in the Annuity was made by you or on your behalf with pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the Annuity and will be taxed when paid to you.

If you surrender part or all of your Annuity before the date on which retirement payments begin, you will be taxed on the payments that you receive to the extent that the value of your Annuity exceeds your investment in the Annuity and you may have to pay an IRS penalty tax for early withdrawal.

If payments begin under a nonqualified Annuity, a portion of each payment will be subject to tax and a portion of each payment will be considered a return of part of your investment in the Annuity and will not be taxed. All amounts received after your investment in the Annuity is recovered will be subject to tax. If payments begin under a qualified Annuity, for example an IRA, TSA, or
Section 401(k) plan, all of the payments generally will be subject to taxation except to the extent that the contributions were made with after-tax dollars.

Unlike life insurance proceeds, the death benefit under your Annuity is not tax exempt. The gain, if any, is taxable as ordinary income to the beneficiary in the year(s) he or she receives the payments.

Federal tax law requires that all nonqualified deferred annuities issued by the same company to the same owner during a calendar year be treated as a single, unified contract. The amount of income included and taxed in a distribution (or a transaction deemed a distribution under federal tax law) taken from any one of such annuities is determined by aggregating all such annuities.

The income earned on an annuity held by such entities as corporations, partnerships or trusts generally will be treated as ordinary income received during that year.

You may have to pay a 10 percent IRS penalty tax on any amount includable in your ordinary income. This penalty will not apply to any amount received:

o     after you reach age 59-1/2;

o     because of your death;

o     because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your designated beneficiary); or

o if it is allocable to an investment before Aug. 14, 1982 (except for Annuities in qualified plans).

PAGE 34
These are the major exceptions to the 10 percent IRS penalty tax. Additional exceptions may apply depending upon whether your Annuity is qualified. For qualified Annuities, other penalties apply if you surrender an Annuity bought under your plan before the plan specifies that payments can be made under the plan.

In general, if you receive all or part of the Contract value from a qualified Annuity (except an IRA), mandatory 20 percent income tax withholding will be imposed at the time the payment is made. In addition, federal income tax and the 10 percent IRS penalty tax for early withdrawals may apply to amounts properly includable in income. This mandatory 20 percent income tax withholding will not be imposed if:

o instead of receiving the payment, you elect to have the payment rolled over directly to an IRA or another eligible plan;

o the payment is one of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your designated beneficiary) or made over a period of 10 years or more; or

o     the payment is a minimum distribution required under the Code.

These are the major exceptions to the mandatory 20 percent income tax withholding. Payments made to a surviving spouse instead of being directly rolled over to an IRA may be subject to 20 percent income tax withholding. For taxable distributions that are not subject to the mandatory 20 percent withholding, federal income tax will be withheld from the taxable part of your distribution unless you elect otherwise. State withholding also may be imposed on taxable distributions.


You will receive a 1099 tax information form for any year in which you receive a taxable distribution from your Annuity according to our records.


Our discussion of federal tax laws is based on our understanding of these laws as they are currently interpreted. Either federal tax laws or current interpretations of them may change. You are urged to consult your tax advisor regarding your specific circumstances.

Additional Information about the Annuity

Accumulation Units

When your purchase payments are allocated to the subaccount(s) you have chosen, they will be converted into accumulation units. The number of accumulation units to be credited to your Annuity is determined by dividing the purchase payment by the accumulation unit value.

PAGE 35
Accumulation Unit Value -- The accumulation unit value for each subaccount was originally set at $1. IDS Life determines the current accumulation unit value by taking the last accumulation unit value for that subaccount and multiplying it by the current net investment factor.

Net Investment Factor -- The net investment factor is determined by:

o adding the Portfolio's or Fund's net asset value per share and the per share amount of any current dividend or capital gain distribution made by the Portfolio or Fund and held in the subaccount;

o     dividing that sum by the last net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and Variable Account administrative charge from the result.

Because the net investment factor may be greater or less than one, the accumulation unit value may increase or decrease. You bear this investment risk.

Distribution of the Contracts

IDS Life, a registered broker/dealer is the sole distributor of the contract. IDS Life pays total commissions of up to 7.0% of the total purchase payments received on the contracts.

From time to time IDS Life may pay or permit other promotional incentives, in cash or credit or other compensation.

About the Portfolios and Funds

Voting Rights -- As the Annuity owner, you have voting rights in the Smith Barney Series Fund and its Portfolios and in the Funds, the shares of which are held by the subaccounts in which you have invested. IDS Life will vote the shares of each Portfolio or Fund in which you have a beneficial interest according to the instructions received from you. The number of votes you have is determined by applying your percentage interest in the subaccount to the total number of votes allowed to the subaccount.

IDS Life calculates votes separately for each subaccount, and will do this not more than 60 days before a meeting of beneficial owners of the Portfolios and Funds. Owners with an interest in the matter or matters being considered will receive notice of these meetings, proxy materials and a statement of the number of votes to which they are entitled.

If you do not give IDS Life voting instructions, it will vote your shares in the same proportion as the votes for which it has received instructions. IDS Life also will vote the shares for which it has voting rights in the same proportion as the votes for which it has received instructions. See the accompanying prospectuses for a detailed description of voting rights in the Portfolios and Funds.

Substitution of Investments -- If shares of any Portfolio or Funds should not be available for purchase by the appropriate subaccount or if, in the judgment of IDS Life's management, further investment in such shares is no longer appropriate in view of the purposes of the subaccount, shares of another registered, open-end management investment company may be substituted for Portfolio or Fund shares held in the subaccounts. If deemed by IDS Life to be in the best interest of persons having voting rights under the Annuity, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered under such Act in the event such registration is no longer required. In the event of any such substitution or change, IDS Life, without the consent or approval of the owners, may amend the Annuity and take whatever action is necessary and appropriate. However, no such substitution or change will be made without any necessary approval of the SEC and state insurance departments. IDS Life will notify owners of any substitution or change.

Information on the Fixed Account of the Annuity

In addition to the thirteen subaccounts of the Variable Account described in this prospectus, the Annuity has a Fixed Account available for allocation of purchase payments. Generally, the information in the section called "Using the Annuity" applies in a like manner to the Fixed Account. However, there are some differences.

Fixed annuity cash values increase based on interest rates that may change from time to time but are guaranteed by IDS Life. Interest is credited and compounded daily to yield an effective annual interest rate. The minimum guaranteed interest rate is 4 percent.

Purchase payments and transfers to the Fixed Account become part of the general account of IDS Life. In contrast, purchase payments and transfers to the subaccounts of the Variable Account go into a segregated asset account; they are not mingled with IDS Life's main portfolio of investments that support fixed annuity obligations. The gains achieved or losses suffered by the segregated asset account have no effect on the Fixed Account.

The Annuity allows you to transfer contract values between the Fixed Account and the subaccounts, but such transfers are restricted as follows:

1. You may transfer contract values from the Fixed Account to the subaccount(s) or from the subaccount(s) to the Fixed Account up to six times per contract year, subject to restrictions #2 and #3 below.

2. If a transfer is made from the Fixed Account to the subaccount(s), no subsequent transfer from any subaccount back to the Fixed Account may be made for six months from the last transfer date from the Fixed Account.

PAGE 37
3. Except for automated transfers of contract values, transfers must be at least $500 or your entire balance in the Fixed Account, if less.

IDS Life may, in its sole discretion, suspend or modify these transfer privileges at any time.

The Annuity allows you to make automated transfers of contract values between the Fixed Account and the subaccounts, but such transfers may not exceed an amount that, if continued, would deplete the Fixed Account within 12 months. The minimum automated transfer amount is $100. Such transfers may be made on a monthly, quarterly, semiannual or annual basis. The limit on transfers between the Fixed Account and subaccounts to six times per year may be waived if the automated transfer of contract values service is in effect. You may start or stop this service at any time, but you must give IDS Life 30 days' notice to change any automated transfer instructions that are currently in place. Automated transfers are subject to all of the other Annuity provisions and terms.

If you make any type of transfer from the Fixed Account, you may not transfer contract values from any subaccount back to the Fixed Account for six months from the last transfer date from the Fixed Account.

The mortality and expense risk charge and the Variable Account administrative charge do not apply to values allocated to the Fixed Account. However, the other charges described in this prospectus do apply to the Fixed Account.

Because of exemptive and exclusionary provisions, interests in IDS Life's general account have not been registered under the Securities Act of 1933, as amended (1933 Act), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account of IDS Life nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts, and IDS Life has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus that relate to the Fixed Account. Disclosures regarding the Fixed Account of the Annuity and the general account of IDS Life, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectuses.

LEGAL PROCEEDINGS

A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life does business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. IDS Life, like other life and health insurers, from time to time is involved in such litigation. On December 13, 1996, an action of this nature was commenced in Minnesota state court. The plaintiffs purport to represent a class consisting of all persons who replaced existing IDS Life policies with new IDS Life policies from and after January 1, 1985. Plaintiffs seek damages in an unspecified amount and also seek to establish a claims resolution facility for the determination of individual issues. IDS Life filed an answer to

PAGE 38
the Complaint on February 18, 1997. A similar action involving the replacement of existing IDS Life insurance policies and annuity contracts was filed in the same court on March 21, 1997.

IDS Life believes it has meritorious defenses to these and other actions arising in connection with the conduct of its business activities and intends to defend them vigorously. IDS Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal proceedings which would have a material adverse effect on its consolidated financial condition.

Table of Contents of the SAI
                                                                 Page

Performance Information..........................................

Rating Agencies..................................................

Principal Underwriter............................................

Independent Auditors.............................................


Prospectus.......................................................

Financial Statements
     -- IDS Life Account SBS
     -- IDS Life Insurance Company
-------------------------------------------------------------------
If you would like to receive a copy of the SAI for:

IDS Life Account SBS


Individual Flexible Premium Deferred Combination Fixed and Variable Annuity Contract


Please return this request to:

   IDS Life Insurance Company
   Unit 829
   P.O. Box 458
   Minneapolis, MN 55440-0499

   Your name___________________________________________

   Address_____________________________________________

   City_________________________ State______ Zip_______

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                                SYMPHONY ANNUITY

                              IDS LIFE ACCOUNT SBS


                                   May 1, 1997




IDS Life Account SBS is a separate account established and maintained by IDS Life Insurance Company (IDS Life).


This Statement of Additional Information (SAI), dated May 1, 1997, is not a prospectus. It should be read together with the account's prospectus, dated May 1, 1997, which may be obtained from your Smith Barney Financial Consultant or by writing or calling IDS Life Annuity Service at the address or telephone number below.




IDS Life Insurance Company
Unit 829
P.O. Box 458
Minneapolis, MN  55440-0499
1-800-422-3542

PAGE 40
                                TABLE OF CONTENTS

Performance Information........................................p. 3

Rating Agencies................................................p. 5

Principal Underwriter..........................................p. 5

Independent Auditors...........................................p. 5


Prospectus.....................................................p. 5

Financial Statements
          - IDS Life Account SBS
          - IDS Life Insurance Company

PAGE 41
PERFORMANCE INFORMATION

Calculation of Yield for the Money Market Subaccount

Simple yield for the Money Market subaccount will be based on the: (a) change in the value of a hypothetical investment (exclusive of capital changes) at the beginning of a seven-day period for which yield is to be quoted; (b) subtracting a pro rata share of subaccount expenses accrued over the seven-day period; (c) dividing the difference by the value of the subaccount at the beginning of the period to obtain the base period return; and (d) annualizing the results (i.e., multiplying the base period return by 365/7). Calculation of effective yield begins with the same base period return used in the calculation of yield, which is then annualized to reflect compounding according to the following formula:

                   Effective Yield = [(Base Period Return + 1) 365/7 ] - 1


On Dec. 31, 1996, the Account's simple yield was 2.52% and its effective yield was 2.55%.


Calculation of Yield for Non Money Market Subaccounts

For a subaccount other than the Money Market subaccount, quotations of yield will be based on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and will be computed by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                               YIELD = 2[(a-b + 1) 6 - 1]
                                          cd

where:      a =  dividends and investment income earned during the
                 period.
            b =  expenses accrued for the period (net of
                 reimbursements).
            c =  the average daily number of  accumulation  units  outstanding during the period that were entitled to receive dividends.
            d =  the maximum offering price per accumulation unit
                 on the last day of the period.

Yield on the subaccount is earned from the increase in the net asset value of shares of the portfolio or fund in which the subaccount invests and from dividends declared and paid by the fund, which are automatically invested in shares of the portfolio or fund.

Calculation of Average Annual Total Return

Quotations of average annual total return for a subaccount will be expressed in terms of the average annual compounded rate of return

PAGE 42
of a hypothetical investment in the Annuity contract over a period of one, five and ten years (or, if less, up to the life of the subaccount), calculated according to the following formula:

                                     P(1+T) n = ERV

where:   P  =  a hypothetical initial payment of $1,000.
         T  =  average annual total return.
         n  =  number of years.
       ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one-, five-, or ten-year (or other) period at the end of the one-, five-, or ten-year (or other) period (or fractional portion thereof).

Subaccount total return figures reflect the deduction of the contract administrative charge, Variable Account administrative charge and mortality and expense risk fee. Performance figures will be shown with the deduction of the applicable surrender charge; in addition, performance figures may be shown without the deduction of a surrender charge. The Securities and Exchange Commission (SEC) requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount) for which performance is required to be calculated.

Aggregate Total Return

Aggregate total return represents the cumulative change in the value of an investment over a specific period of time (reflecting change in a subaccount's accumulation unit value) and is computed by the following formula:

                                     ERV - P
                                        P

where:  P  =  a hypothetical initial payment of $1,000.
      ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one-, five-, or ten-year (or other) period at the end of the one-, five-, or ten-year (or other) period (or fractional portion thereof).


Subaccount   total  return  figures   reflect  the  deduction  of  the  contract
administrative charge, Variable Account administrative charge and mortality and expense risk fee.


Performance of the subaccounts may be quoted or compared to rankings, yields, or returns as published or prepared by independent rating or statistical services or publishers or publications such as Barron's, Business Week, Forbes, Fortune, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Money, Morningstar, Mutual Fund Values, Mutual Fund Forecaster, The New York Times, Stranger's Investment Advisor, USA Today, U.S. News & World Report and The Wall Street Journal.

PAGE 43
RATING AGENCIES

The following chart reflects the ratings given to IDS Life Insurance Company by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable subaccounts. This information relates only to the fixed account and reflects IDS Life's ability to make annuity payouts and to pay death benefits and other distributions from the annuity.

Rating agency     Rating
  A.M. Best         A+
                (Superior)

  Duff & Phelps    AAA

  Moody's          Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the Account is IDS Life, which offers the variable annuity on a continuous basis.

Surrender charges received by IDS Life for 1996, 1995 and 1994 aggregated $11,956,753, $10,125,726 and $6,969,493, respectively.

Commissions paid to IDS Life for 1996, 1995 and 1994 aggregated $17,247,007, $9,019,184 and $17,331,801, respectively. The surrender charges were applied toward payment of commissions.

INDEPENDENT AUDITORS

The financial statements of IDS Life Account SBS including the statements of net assets as of Dec. 31, 1996, and the related statements of operations for the year then ended and the related statements of changes in net assets for each of the two years in the period then ended, and the consolidated financial statements of IDS Life Insurance Company at Dec. 31, 1996 and 1995 and for each of the three years in the period ended Dec. 31, 1996, appearing in this SAI, have been audited by Ernst & Young LLP, independent auditors, as stated in their reports appearing herein.

PROSPECTUS

The prospectus dated May 1, 1997, is hereby incorporated in this SAI by reference.

IDS Life Account SBS
-----------------------------------------------------------------------------------------------------------------------
Statements of Net Assets                                                                                  Dec. 31, 1996

                                                                        Segregated Asset Subaccount
                                                   --------------------------------------------------------------------
Assets                                                   AMO          AIH            ADS           AEM           AEX
-----------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
Smith Barney Series Fund Money Market
Portfolio -  5,523,091 shares at net asset value
of  $1.00 per share (cost $5,523,086) ...........    $5,523,080   $        --   $        --   $        --   $        --
Smith Barney Series Fund Intermediate High
Grade Portfolio -  1,229,495 shares at net asset
value of  $10.70 per share (cost $12,619,268) ...            --    13,155,596            --            --            --
Smith Barney Series Fund Diversified Strategic
Income Portfolio -  5,140,042 shares at net asset
value of  $10.98 per share (cost $50,643,322) ...            --            --    56,437,657            --            --
Smith Barney Series Fund Equity Income
Portfolio -  3,372,730 shares at net asset value
of  $13.01 per share (cost $37,158,477) .........            --            --            --    43,879,219            --
Smith Barney Series Fund Equity Index
Portfolio -  940,606 shares at net asset value
of  $18.36 per share (cost $12,175,422) .........            --            --            --            --    17,269,530
Smith Barney Series Fund Growth & Income
Portfolio -  2,179,813 shares at net asset value
of  $16.43 per share (cost $24,188,549) .........            --            --            --            --            --
Smith Barney Series Fund Appreciation
Portfolio -  5,723,504 shares at net asset value
of  $15.86 per share (cost $65,225,276) .........            --            --            --            --            --
Smith Barney Series Fund Total Return
Portfolio -  2,139,010 shares at net asset value
of  $15.73 per share (cost $24,233,438) .........            --            --            --            --            --
Smith Barney Series Fund Emerging Growth
Portfolio -  1,131,502 shares at net asset value
of  $15.83 per share (cost $12,541,422) .........            --            --            --            --            --
Smith Barney Series Fund International Equity
Portfolio -  2,624,447 shares at net asset value
of  $12.07 per share (cost $25,848,123) .........            --            --            --            --            --
IDS Life Capital Resource Fund -
29,616 shares at net asset value
of  $23.68 per share (cost $727,866) ............            --            --            --            --            --
IDS Life Special Income Fund -
78,747 shares at net asset value
of  $11.90 per share (cost $893,462) ............            --            --            --            --            --
IDS Life Managed Fund, Inc. -
64,143 shares at net asset value
of  $16.77 per share (cost $928,927) ............            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------
                                                      5,523,080    13,155,596    56,437,657    43,879,219    17,269,530
-----------------------------------------------------------------------------------------------------------------------
Dividends receivable ............................            --            --            --            --            --
Accounts receivable from IDS Life for contract
purchase payments ...............................            --            --           629            --           379
Receivable from mutual funds for
share redemptions ...............................           130           567            --        10,515            --
-----------------------------------------------------------------------------------------------------------------------
Total assets ....................................     5,523,210    13,156,163    56,438,286    43,889,734    17,269,909
-----------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
Mortality and expense risk fee ..................         6,071        14,447        61,749        48,196        18,890
Administrative charge ...........................         1,214         2,890        12,350         9,639         3,778
Contract terminations ...........................           130           567            --        10,515            --
Payable to mutual funds for investments
   purchased ....................................            --            --           629            --           379
-----------------------------------------------------------------------------------------------------------------------
Total liabilities ...............................         7,415        17,904        74,728        68,350        23,047
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
    accumulation period .........................    $5,515,795   $13,138,259   $56,363,558   $43,821,384   $17,246,862
-----------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding ..................     4,930,057    10,508,719    41,938,582    29,865,818     9,114,001
-----------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit ...........         $1.12         $1.25         $1.34         $1.47         $1.89
-----------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

IDS Life Account SBS
-----------------------------------------------------------------------------------------------------------------------
Statements of Net Assets - continued                                                                      Dec. 31, 1996

                                                                            Segregated Asset Subaccount
                                                      -----------------------------------------------------------------
Assets                                                    AGI          AAP           ATR           AEG         AIE
-----------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
Smith Barney Series Fund Money Market
Portfolio -  5,523,091 shares at net asset value
of  $1.00 per share (cost $5,523,086) ...........   $        --   $        --   $        --   $        --   $        --
Smith Barney Series Fund Intermediate High
Grade Portfolio -  1,229,495 shares at net asset
value of  $10.70 per share (cost $12,619,268) ...            --            --            --            --            --
Smith Barney Series Fund Diversified Strategic
Income Portfolio -  5,140,042 shares at net asset
value of  $10.98 per share (cost $50,643,322) ...            --            --            --            --            --
Smith Barney Series Fund Equity Income
Portfolio -  3,372,730 shares at net asset value
of  $13.01 per share (cost $37,158,477) .........            --            --            --            --            --
Smith Barney Series Fund Equity Index
Portfolio -  940,606 shares at net asset value
of  $18.36 per share (cost $12,175,422) .........            --            --            --            --            --
Smith Barney Series Fund Growth & Income
Portfolio -  2,179,813 shares at net asset value
of  $16.43 per share (cost $24,188,549) .........    35,814,330            --            --            --            --
Smith Barney Series Fund Appreciation
Portfolio -  5,723,504 shares at net asset value
of  $15.86 per share (cost $65,225,276) .........            --    90,774,771            --            --            --
Smith Barney Series Fund Total Return
Portfolio -  2,139,010 shares at net asset value
of  $15.73 per share (cost $24,233,438) .........            --            --    33,646,296            --            --
Smith Barney Series Fund Emerging Growth
Portfolio -  1,131,502 shares at net asset value
of  $15.83 per share (cost $12,541,422) .........            --            --            --    17,911,674            --
Smith Barney Series Fund International Equity
Portfolio -  2,624,447 shares at net asset value
of  $12.07 per share (cost $25,848,123) .........            --            --            --            --    31,676,953
IDS Life Capital Resource Fund -
29,616 shares at net asset value
of  $23.68 per share (cost $727,866) ............            --            --            --            --            --
IDS Life Special Income Fund -
78,747 shares at net asset value
of  $11.90 per share (cost $893,462) ............            --            --            --            --            --
IDS Life Managed Fund, Inc. -
64,143 shares at net asset value
of  $16.77 per share (cost $928,927) ............            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------
                                                     35,814,330    90,774,771    33,646,296    17,911,674    31,676,953
-----------------------------------------------------------------------------------------------------------------------
Dividends receivable ............................            --            --            --            --            --
Accounts receivable from IDS Life for contract
purchase payments ...............................            --            --            --        12,788            --
Receivable from mutual funds for
share redemptions ...............................        29,890       143,822        26,970            --         6,913
-----------------------------------------------------------------------------------------------------------------------
Total assets ....................................    35,844,220    90,918,593    33,673,266    17,924,462    31,683,866
-----------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
Mortality and expense risk fee ..................        39,070        99,649        36,623        19,447        34,539
Administrative charge ...........................         7,814        19,930         7,325         3,890         6,908
Contract terminations ...........................        29,890       143,822        26,970            --         6,913
Payable to mutual funds for investments
   purchased ....................................            --            --            --        12,788            --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities ...............................        76,774       263,401        70,918        36,125        48,360
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
    accumulation period .........................   $35,767,446   $90,655,192   $33,602,348   $17,888,337   $31,635,506
-----------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding ..................    21,298,709    53,859,928    20,195,164    11,448,609    27,135,083
-----------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit ...........         $1.68         $1.68         $1.66         $1.56         $1.17
-----------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

IDS Life Account SBS
------------------------------------------------------------------------------------------------------------
Statements of Net Assets - continued                                                           Dec. 31, 1996

                                                               Segregated Asset Subaccount          Combined
                                                      -----------------------------------------     Variable
Assets                                                    ACR            ASI             AMG            Account
------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
Smith Barney Series Fund Money Market
Portfolio -  5,523,091 shares at net asset value
of  $1.00 per share (cost $5,523,086) ...........       $     --       $     --     $       --   $  5,523,080
Smith Barney Series Fund Intermediate High
Grade Portfolio -  1,229,495 shares at net asset
value of  $10.70 per share (cost $12,619,268) ...             --             --             --     13,155,596
Smith Barney Series Fund Diversified Strategic
Income Portfolio -  5,140,042 shares at net asset
value of  $10.98 per share (cost $50,643,322) ...             --             --             --     56,437,657
Smith Barney Series Fund Equity Income
Portfolio -  3,372,730 shares at net asset value
of  $13.01 per share (cost $37,158,477) .........             --             --             --     43,879,219
Smith Barney Series Fund Equity Index
Portfolio -  940,606 shares at net asset value
of  $18.36 per share (cost $12,175,422) .........             --             --             --     17,269,530
Smith Barney Series Fund Growth & Income
Portfolio -  2,179,813 shares at net asset value
of  $16.43 per share (cost $24,188,549) .........             --             --             --     35,814,330
Smith Barney Series Fund Appreciation
Portfolio -  5,723,504 shares at net asset value
of  $15.86 per share (cost $65,225,276) .........             --             --             --     90,774,771
Smith Barney Series Fund Total Return
Portfolio -  2,139,010 shares at net asset value
of  $15.73 per share (cost $24,233,438) .........             --             --             --     33,646,296
Smith Barney Series Fund Emerging Growth
Portfolio -  1,131,502 shares at net asset value
of  $15.83 per share (cost $12,541,422) .........             --             --             --     17,911,674
Smith Barney Series Fund International Equity
Portfolio -  2,624,447 shares at net asset value
of  $12.07 per share (cost $25,848,123) .........             --             --             --     31,676,953
IDS Life Capital Resource Fund -
29,616 shares at net asset value
of  $23.68 per share (cost $727,866) ............        701,250             --             --        701,250
IDS Life Special Income Fund -
78,747 shares at net asset value
of  $11.90 per share (cost $893,462) ............             --        936,824             --        936,824
IDS Life Managed Fund, Inc. -
64,143 shares at net asset value
of  $16.77 per share (cost $928,927) ............             --             --      1,075,902      1,075,902
-------------------------------------------------------------------------------------------------------------
                                                         701,250        936,824      1,075,902    348,803,082
-------------------------------------------------------------------------------------------------------------
Dividends receivable ............................             --          5,873             --          5,873
Accounts receivable from IDS Life for contract
purchase payments ...............................             --             --             --         13,796
Receivable from mutual funds for
share redemptions ...............................              8             --             15        218,830
-------------------------------------------------------------------------------------------------------------
Total assets ....................................        701,258        942,697      1,075,917    349,041,581
-------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
Mortality and expense risk fee ..................            769          1,026          1,172        381,648
Administrative charge ...........................            154            205            235         76,332
Contract terminations ...........................              8             --             15        218,830
Payable to mutual funds for investments
   purchased ....................................             --          4,643             --         18,439
-------------------------------------------------------------------------------------------------------------
Total liabilities ...............................            931          5,874          1,422        695,249
-------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
    accumulation period .........................       $700,327       $936,823     $1,074,495   $348,346,332
-------------------------------------------------------------------------------------------------------------
Accumulation units outstanding ..................        528,001        742,054        784,734
----------------------------------------------------------------------------------------------
Net asset value per accumulation unit ...........          $1.33          $1.26          $1.37
----------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

IDS Life Account SBS
------------------------------------------------------------------------------------------------------------------------------------
Statements of Operations                                                                                    Year ended Dec. 31, 1996

                                                                         Segregated Asset Subaccount
                                       ---------------------------------------------------------------------------------------------
                                            AMO         AIH            ADS           AEM          AEX          AGI           AAP
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss):
Dividend income from mutual funds...  $  262,022    $   97,869    $  747,975    $  268,617    $  555,673   $   49,878    $ 7,383,013
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk fee .....      70,192       171,386       706,474       576,370       194,068      432,572      1,146,278
Administrative charge ..............      14,038        34,277       141,295       115,274        38,814       86,514        229,256
------------------------------------------------------------------------------------------------------------------------------------
Total expenses .....................      84,230       205,663       847,769       691,644       232,882      519,086      1,375,534
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net .....     177,792      (107,794)      (99,794)     (423,027)      322,791     (469,208)     6,007,479
------------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments - net
------------------------------------------------------------------------------------------------------------------------------------
Realized gain on sales
of investments n mutual
fund portfolios:
Proceeds from sales ................   4,762,079     2,558,812     7,613,935     9,460,820     2,654,457    5,075,162     16,137,619
Cost of investments sold ...........   4,762,074     2,522,162     7,178,965     8,472,545     1,923,278    3,715,481     11,495,978
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments ...           5        36,650       434,970       988,275       731,179    1,359,681      4,641,641
Net change in unrealized
appreciation or depreciation of
investments ........................          (5)       71,167     4,782,921     1,172,760     1,792,809    4,818,856      3,942,238
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments .....          --       107,817     5,217,891     2,161,035     2,523,988    6,178,537      8,583,879
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations ..........  $  177,792    $       23    $5,118,097    $1,738,008    $2,846,779   $5,709,329    $14,591,358
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

IDS Life Account SBS
-----------------------------------------------------------------------------------------------------------------------------------
Statements of Operations - continued                                                                       Year ended Dec. 31, 1996

                                                                   Segregated Asset Subaccount                             Combined
                                      --------------------------------------------------------------------------------     Variable
                                           ATR          AEG           AIE           ACR            ASI         AMG          Account
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss):
Dividend income from mutual funds.    $  527,056    $  422,526    $  113,035      $112,915      $ 70,406     $ 91,062   $10,702,047
-----------------------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk fee ...       394,073       224,593       391,486         8,809        11,487       11,954     4,339,742
Administrative charge ............        78,815        44,919        78,297         1,762         2,297        2,390       867,948
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses ...................       472,888       269,512       469,783        10,571        13,784       14,344     5,207,690
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net ...        54,168       153,014      (356,748)      102,344        56,622       76,718     5,494,357
-----------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments - net
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain on sales
of investments in mutual
fund portfolios:
Proceeds from sales ..............     4,927,099     3,530,513     4,303,374       153,116        66,839      121,559    61,365,384
Cost of investments sold .........     3,862,178     2,430,743     3,735,187       143,452        64,383      104,546    50,410,972
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments .     1,064,921     1,099,770       568,187         9,664         2,456       17,013    10,954,412
Net change in unrealized
appreciation or depreciation
of investments ...................     5,515,092     1,379,364     5,179,978       (74,498)      (10,785)      36,441    28,606,338
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments ...     6,580,013     2,479,134     5,748,165       (64,834)       (8,329)      53,454    39,560,750
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations ........    $6,634,181    $2,632,148    $5,391,417      $ 37,510      $ 48,293     $130,172   $45,055,107
-----------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

IDS Life Account SBS
-----------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets                                                                        Year ended Dec. 31, 1996

                                                                     Segregated Asset Subaccount
                                   ------------------------------------------------------------------------------------------------
Operations                             AMO          AIH          ADS             AEM           AEX           AGI           AAP
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net..  $  177,792   $  (107,794)  $   (99,794)   $  (423,027)   $   322,791   $  (469,208)  $  6,007,479
Net realized gain on investments           5        36,650       434,970        988,275        731,179     1,359,681      4,641,641
Net change in unrealized
  appreciation or depreciation
  of investments ...............          (5)       71,167     4,782,921      1,172,760      1,792,809     4,818,856      3,942,238
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations ....     177,792            23     5,118,097      1,738,008      2,846,779     5,709,329     14,591,358
-----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Variable annuity contract
  purchase payments ............      65,719       246,425       129,284        190,034        524,214       182,782        576,636
Net transfers* .................   2,311,900       287,474     1,353,995     (2,348,570)     2,127,650     1,729,364     (5,226,708)
Surrender benefits
  and contract charges .........  (2,187,254)   (1,301,033)   (5,231,894)    (4,729,849)    (1,577,253)   (3,757,116)    (7,878,648)
Death benefits .................     (77,748)     (632,209)   (1,062,535)    (1,434,833)      (175,049)     (869,266)    (1,299,452)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions ........     112,617    (1,399,343)   (4,811,150)    (8,323,218)       899,562    (2,714,236)   (13,828,172)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year.   5,225,386    14,537,579    56,056,611     50,406,594     13,500,521    32,772,353     89,892,006
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ......  $5,515,795   $13,138,259   $56,363,558    $43,821,384    $17,246,862   $35,767,446   $ 90,655,192
-----------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Activity
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
  beginning of year ............   4,821,643    11,659,231    45,719,901     35,868,058      8,551,551    23,036,571     63,014,889
Contract purchase payments .....      59,710       198,477       101,928        137,110        315,079       122,636        380,154
Net transfers* .................   1,999,507       241,508     1,083,638     (1,678,705)     1,254,817     1,139,375     (3,599,063)
Surrender benefits
  and contract charges .........  (1,880,368)   (1,067,404)   (4,129,478)    (3,424,716)      (907,436)   (2,434,167)    (5,089,685)
Death benefits .................     (70,435)     (523,093)     (837,407)    (1,035,929)      (100,010)     (565,706)      (846,367)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year   4,930,057    10,508,719    41,938,582     29,865,818      9,114,001    21,298,709     53,859,928
-----------------------------------------------------------------------------------------------------------------------------------
*Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life's Fixed Account.
See accompanying notes to financial statements.

IDS Life Account SBS
----------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets - continued                                                           Year ended Dec. 31, 1996

                                                                   Segregated Asset Subaccount                            Combined
                                    -------------------------------------------------------------------------------       Variable
Operations                               ATR           AEG             AIE          ACR         ASI         AMG            Account
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net ..   $    54,168    $   153,014    $  (356,748)   $ 102,344   $ 56,622   $   76,718    $  5,494,357
Net realized gain on investments      1,064,921      1,099,770        568,187        9,664      2,456       17,013      10,954,412
Net change in unrealized
appreciation or depreciation
of investments ..................     5,515,092      1,379,364      5,179,978      (74,498)   (10,785)      36,441      28,606,338
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations .....     6,634,181      2,632,148      5,391,417       37,510     48,293      130,172      45,055,107
----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
----------------------------------------------------------------------------------------------------------------------------------
Variable annuity contract
  purchase payments .............       535,210        142,374        279,160        1,898         --      114,941       2,988,677
Net transfers* ..................     2,265,154        919,412      2,208,696      122,464     77,762       49,836       5,878,429
Surrender benefits
  and contract charges ..........    (3,639,676)    (1,933,406)    (2,971,466)    (108,415)   (30,071)     (59,856)    (35,405,937)
Death benefits ..................      (375,676)      (346,711)      (805,806)          --    (24,561)     (11,596)     (7,115,442)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions ...........    (1,214,988)    (1,218,331)    (1,289,416)      15,947     23,130       93,325     (33,654,273)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year .    28,183,155     16,474,520     27,533,505      646,870    865,400      850,998     336,945,498
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year .......   $33,602,348    $17,888,337    $31,635,506    $ 700,327   $936,823   $1,074,495    $348,346,332
----------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------------
Units outstanding at
  beginning of year .............    20,934,365     12,246,999     28,243,415      518,671    722,212      716,245
Contract purchase payments ......       380,585         95,754        258,040        1,467         --       85,321
Net transfers* ..................     1,583,187        612,273      2,099,461       91,890     64,825       40,883
Surrender benefits
  and contract charges ..........    (2,454,869)    (1,281,038)    (2,718,499)     (84,027)   (24,885)     (48,241)
Death benefits ..................      (248,104)      (225,379)      (747,334)          --    (20,098)      (9,474)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year     20,195,164     11,448,609     27,135,083      528,001    742,054      784,734
------------------------------------------------------------------------------------------------------------------
*Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life's Fixed Account.
See accompanying notes to financial statements.


IDS Life Account SBS
----------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets                                                     Year ended Dec. 31, 1995

                                                           Segregated Asset Subaccounts
                                --------------------------------------------------------------------------------
Operations                          AMO           AIH          ADS            AEM           AEX           AGI
----------------------------------------------------------------------------------------------------------------
Investment income
(loss) - net                    $  209,456   $   771,970   $ 2,622,756   $ 1,934,255   $    20,233   $   198,204
Net realized gain
(loss) on investments                   (5)       (8,911)     (159,206)      (43,663)      283,451       593,971
Net change in unrealized
appreciation or depreciation
 of investments                          5     1,295,411     4,778,047    10,528,484     2,822,574     6,816,514
----------------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations          209,456     2,058,470     7,241,597    12,419,076     3,126,258     7,608,689
----------------------------------------------------------------------------------------------------------------
Contract Transactions
----------------------------------------------------------------------------------------------------------------
Variable annuity contract
purchase payments                  217,680       322,885       319,704       243,226       341,729       214,357
Net transfers*                    (485,240)      772,678       186,043      (683,735)    1,992,082        77,327
Surrender benefits and
contract charges                (1,104,891)     (879,624)   (3,375,238)   (3,566,457)     (803,543)   (2,444,670)
Death benefits                    (190,053)     (274,093)     (579,372)     (600,168)      (66,049)     (435,005)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions           (1,562,504)      (58,155)   (3,448,863)   (4,607,134)    1,464,219    (2,587,991)
----------------------------------------------------------------------------------------------------------------
Net assets at beginning
of year                          6,578,434    12,537,264    52,263,877    42,594,652     8,910,044    27,751,655
----------------------------------------------------------------------------------------------------------------
Net assets at end of year       $5,225,386   $14,537,579   $56,056,611   $50,406,594   $13,500,521   $32,772,353
----------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
----------------------------------------------------------------------------------------------------------------
Units outstanding at
beginning of year                6,298,015    11,654,538    48,739,883    39,594,399     7,551,590    25,101,785
Contract purchase payments         206,731       290,180       276,598       205,092       255,791       169,357
Net transfers*                    (471,891)      708,366       153,395      (544,881)    1,376,042        26,612
Surrender benefits and
contract charges                (1,032,709)     (754,851)   (2,938,873)   (2,898,070)     (585,479)   (1,923,434)
Death benefits                    (178,503)     (239,002)     (511,102)     (488,482)      (46,393)     (337,749)
----------------------------------------------------------------------------------------------------------------
Units outstanding at
end of year                      4,821,643    11,659,231    45,719,901    35,868,058     8,551,551    23,036,571
----------------------------------------------------------------------------------------------------------------
*Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's Fixed Account. See accompanying notes to financial statements.

IDS Life Account SBS
------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets - continued                         Year ended Dec. 31, 1995

                                                      Segregated Asset Subaccounts
                                            ----------------------------------------------------
Operations                                       AAP           ATR          AEG            AIE
------------------------------------------------------------------------------------------------
Investment income (loss) - net              $ 1,406,550  $   994,320   $  (203,932)  $  (298,204)
Net realized gain (loss) on investments       1,943,781      298,611       211,404      (128,091)
Net change in unrealized appreciation
 or depreciation of investments              16,644,379    3,877,088     4,539,315     2,266,033
------------------------------------------------------------------------------------------------
Net increase in net assets resulting
from operations                              19,994,710    5,170,019     4,546,787     1,839,738
------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------
Variable annuity contract purchase payments     792,050      443,940       112,616       428,544
Net transfers*                                  284,101    4,239,331     1,834,956     1,016,372
Surrender benefits and contract charges      (7,642,199)  (2,124,340)     (794,861)   (2,143,581)
Death benefits                                 (980,264)    (246,727)      (79,462)     (299,595)
------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                        (7,546,312)   2,312,204     1,073,249      (998,260)
------------------------------------------------------------------------------------------------
Net assets at beginning of year              77,443,608   20,700,932    10,854,484    26,692,027
------------------------------------------------------------------------------------------------
Net assets at end of year                   $89,892,006  $28,183,155   $16,474,520   $27,533,505
------------------------------------------------------------------------------------------------
Accumulation Unit Activity
------------------------------------------------------------------------------------------------
Units outstanding at beginning of year       68,920,135   18,917,974    11,352,545    29,352,810
Contract purchase payments                      619,900      364,886        98,468       458,847
Net transfers*                                  161,806    3,534,093     1,566,936     1,041,615
Surrender benefits and contract charges      (5,933,172)  (1,691,001)     (706,192)   (2,295,789)
Death benefits                                 (753,780)    (191,587)      (64,758)     (314,068)
------------------------------------------------------------------------------------------------
Units outstanding at end of year             63,014,889   20,934,365    12,246,999    28,243,415
------------------------------------------------------------------------------------------------
*Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's Fixed Account.
See accompanying notes to financial statements.


IDS Life Account SBS
--------------------------------------------------------------------------
Statements of Changes in Net Assets - continued   Year ended Dec. 31, 1995

                               Segregated Asset Subaccounts       Combined
                             --------------------------------     Variable
Operations                      ACR       ASI         AMG          Account
--------------------------------------------------------------------------
Investment income
(loss) -net                  $ 63,709  $ 30,729    $  8,775   $  7,758,821
Net realized gain
(loss) on investments          34,314     1,094       4,714      3,031,464
Net change in unrealized
appreciation or
depreciation of
investments                    53,984    56,792     116,965     53,795,591
--------------------------------------------------------------------------
Net increase
in net assets resulting
from operations               152,007    88,615     130,454     64,585,876
--------------------------------------------------------------------------
Contract Transactions                                                    .
--------------------------------------------------------------------------
Variable annuity contract
purchase payments              15,627     1,481     151,237      3,605,076
Net transfers*                261,486   434,031     352,700     10,282,132
Surrender benefits and
contract charges             (326,447)   (7,803)    (72,692)   (25,286,347)
Death benefits                (10,454)        -           -     (3,761,242)
--------------------------------------------------------------------------
Increase (decrease) from
contract transactions         (59,788)  427,709     431,245    (15,160,381)
--------------------------------------------------------------------------
Net assets at beginning
of year                       554,651   349,076     289,299    287,520,003
--------------------------------------------------------------------------
Net assets at end
of year                      $646,870  $865,400    $850,998   $336,945,498
--------------------------------------------------------------------------
Accumulation Unit Activity
--------------------------------------------------------------------------
Accumulation units
outstanding at
beginning of year             560,252   351,059     297,773
Contract purchase
payments                       14,923     1,325     150,106
Net transfers*                244,044   376,773     334,142
Surrender benefits
and contract charges         (291,008)   (6,945)    (65,776)
Death benefits                 (9,540)        -           -
-----------------------------------------------------------
Units outstanding at
end of year                    518,671  722,212     716,245
-----------------------------------------------------------
*Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's Fixed Account. See accompanying notes to financial statements.

Notes to Financial Statements
-------------------------------------------------------------------
1. Organization

IDS Life Account SBS (the Variable Account) was established on May 9, 1991 as a single unit investment trust of IDS Life Insurance Company (IDS Life ) under the Investment Company Act of 1940, as amended (the "1940 Act"). Operations of the Variable Account commenced on Oct. 16, 1991.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of ten portfolios (collectively, the Portfolios) of the Smith Barney Series Fund or three funds of the IDS Life Retirement Annuity Mutual Funds (collectively, the Funds). The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other Subaccount, Account or by IDS Life. Purchase payments are allocated to any or all thirteen subaccounts or in the Fixed Account of IDS Life. The purchase payments allocated to the subaccounts are then invested in shares of the specific Portfolio(s) or Fund(s) selected.

The Smith Barney Series Fund (the mutual fund) is registered under the 1940 Act as a diversified, open-end management investment company. The mutual fund currently offers a selection of ten portfolios. Purchase payments allocated to the Money Market (AMO) subaccount invest in shares of the Money Market Portfolio, the Intermediate High Grade (AIH) subaccount invests in shares of the Intermediate High Grade Portfolio; the Diversified Strategic Income (ADS) subaccount invests in shares of the Diversified Strategic Income Portfolio; the Equity Income (AEM) subaccount invests in shares of the Equity Income Portfolio; the Equity Index (AEX) subaccount invests in shares of the Equity Index Portfolio; the Growth & Income (AGI) subaccount invests in shares of the Growth & Income Portfolio; the Appreciation (AAP) subaccount invests in shares of the Appreciation Portfolio; the Total Return (ATR) subaccount invests in shares of the Total Return Portfolio; the Emerging Growth (AEG) subaccount invests in shares of the Emerging Growth Portfolio; and the International Equity (AIE) subaccount invests in shares of the International Equity Portfolio.

IDS Life Capital Resource Fund, Inc. and IDS Life Special Income Fund, Inc. commenced operations Oct. 13, 1981. IDS Life Managed Fund, Inc. commenced operations April 30, 1986. These mutual funds are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. Purchase payments allocated to the Capital Resource (ACR) subaccount invest in shares of IDS Life Capital Resource Fund; the Special Income (ASI) subaccount invests in shares of IDS Life Special Income Fund; and the Managed
(AMG) subaccount invests in shares of IDS Life Managed Fund.

IDS Life serves as investment manager and distributor for the Variable Account and for the Funds. American Express Financial Corporation serves as investment advisor to the Funds. Smith Barney Inc. serves as distributor for the mutual fund. Smith Barney Mutual Funds Management Inc. serves as investment adviser to the Money Market Portfolio, the Intermediate High Grade Portfolio, the Diversified Strategic Income Portfolio, the Equity Income Portfolio, the Growth & Income Portfolio, the Appreciation Portfolio, the Total Return Portfolio and the International Equity Portfolio. Travelers Investment Management Company serves as investment adviser to the Equity Index Portfolio. Van Kampen American Capital Asset Management, Inc. serves as investment adviser to the Emerging Growth Portfolio. Smith Barney Global Capital Management, Inc. serves as sub-investment adviser to the Diversified Strategic Income Portfolio. Smith Barney Mutual Funds Management Inc. serves as administrator to each Portfolio. PNC Bank, National Association serves as custodian to all Portfolios except International Equity Portfolio and Diversified Strategic Income Portfolio. The Chase Manhattan Bank serves as custodian to International Equity Portfolio and Diversified Strategic Income Portfolio. American Express Trust Company serves as custodian and Morgan Stanley Trust Company serves as subcustodian for the Funds.


------------------------------------------------------------
2.Summary of Significant Accounting Policies

Investments in the Mutual Fund
Investments in shares of the Portfolio(s) of the mutual fund or in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective portfolio or fund. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Portfolios or the Funds are reinvested, net of any expense payable to IDS Life, in additional shares of the Portfolios or the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Portfolios' or the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Federal Income Taxes
IDS Life is taxed as a life insurance company. The Variable Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account.


------------------------------------------------------------
3.  Mortality and Expense Risk Fee

IDS Life makes guarantees to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the annuitants will not affect the Variable Account. The mortality and expense risk fee paid to IDS Life is deducted daily and is equal, on an annual basis, to 1.25 percent of the daily net asset value of each subaccount.


------------------------------------------------------------
4.  Variable Account Administrative Charge

IDS Life deducts a daily charge equal, on an annual basis, to 0.25 percent of the daily net asset value of each subaccount. It covers certain administrative and operating expenses of the subaccounts incurred by IDS Life such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses.

------------------------------------------------------------
5.  Contract Administrative Charge

IDS Life deducts an administrative charge of $30 per year on each certificate anniversary. This charge reimburses IDS Life for expenses incurred in establishing and maintaining the Annuity records. This charge cannot be increased and does not apply after a retirement payment plan begins. IDS Life does not expect to profit from this charge.


------------------------------------------------------------
6.  Surrender Charge

IDS Life will use a surrender charge to help it recover certain expenses relating to the sale of the Annuity. The surrender charge will be deducted for surrenders during the first six payment years following a purchase payment. Charges by IDS Life for surrenders are not available on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $11,956,753 in 1996 and $10,125,762 in 1995. Such charges are not an expense of the subaccounts or Variable Account. They are deducted from contract surrender benefits paid by IDS Life.


------------------------------------------------------------
7.  Investment Transactions

The subaccounts' purchases of Portfolio or Fund shares (net of charges), including reinvestment of dividend distributions, were as follows:

                                                          Year ended Dec. 31,
 Subaccount  Investment                                   1996           1995
--------------------------------------------------------------------------------
  AMO         Money Market Portfolio                  $ 5,053,294    $ 4,451,970
  AIH         Intermediate High Grade Portfolio         1,051,570      2,861,990
  ADS         Diversified Strategic Income Portfolio    2,710,114      5,970,004
  AEM         Equity Income Portfolio                     712,258      4,653,438
  AEX         Equity Index Portfolio                    3,883,536      3,267,306
  AGI         Growth & Income Portfolio                 1,899,403      2,274,039
  AAP         Appreciation Portfolio                    8,328,853      5,283,718
  ATR         Total Return Portfolio                    3,776,792      6,176,948
  AEG         Emerging Growth Portfolio                 2,469,056      2,532,212
  AIE         International Equity Portfolio            2,665,898      2,958,219
  ACR         Capital Resource Fund                       271,538        398,665
  ASI         Special Income Fund                         146,592        479,832
  AMG         Managed Fund                                292,003        509,847
--------------------------------------------------------------------------------
                                                      $33,260,907    $41,818,188
--------------------------------------------------------------------------------

IDS Life Account SBS


Annual Financial Information

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of IDS Life Account SBS (comprised of subaccounts AMO, AIH, ADS, AEM, AEX, AGI, AAP, ATR, AEG, AIE, ACR, ASI and AMG) as of December 31, 1996, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 with the affiliated mutual fund manager and the portfolio administrator. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of IDS Life Account SBS at December 31, 1996 and the individual and combined results of their operations and the changes in their net assets for the periods described above, in conformity with generally accepted accounting principles.


ERNST & YOUNG LLP
Minneapolis, Minnesota
March 21, 1997

IDS Life Financial Information

The financial statements shown below are those of the insurance company and not those of any other entity. They are included for the purpose of informing the investor as to the financial condition of the insurance company and its ability to carry out its obligations under its variable contracts.

                           IDS LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS


                                                        Dec. 31,       Dec. 31,
ASSETS                                                    1996           1995
------                                                    ----        ---------
                                                             (thousands)

Investments:
Fixed maturities:
Held to maturity, at amortized cost (Fair value:
1996, $10,521,650; 1995, $11,878,377) ..............   $10,236,379   $11,257,591
Available for sale, at fair value (Amortized cost:
1996, $11,008,622; 1995, $10,146,136) ..............    11,146,845    10,516,212
Mortgage loans on real estate ......................     3,493,364     2,945,495
Policy loans .......................................       459,902       424,019
Other investments ..................................       251,465       146,894

Total investments ..................................    25,587,955    25,290,211

Cash and cash equivalents ..........................       224,603        72,147
Amounts recoverable from reinsurers ................       157,722       114,387
Amounts due from brokers ...........................        11,047            --
Other accounts receivable ..........................        44,089        39,108
Accrued investment income ..........................       343,313       348,008
Deferred policy acquisition costs ..................     2,330,805     2,025,725
Deferred income taxes ..............................        33,923            --
Other assets .......................................        37,364        36,410
Separate account assets ............................    18,535,160    14,974,082

Total assets .......................................   $47,305,981   $42,900,078
                                                       ===========   ===========

                           IDS LIFE INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEETS (continued)


                                                       Dec. 31,        Dec. 31
LIABILITIES AND STOCKHOLDER'S EQUITY                    1996             1995
------------------------------------                    ----             ----
                                                             (thousands)


Liabilities:
Future policy benefits:
Fixed annuities ....................................   $21,838,008   $21,404,836
Universal life-type insurance ......................     3,177,149     3,076,847
Traditional life insurance .........................       209,685       209,249
Disability income and long-term care insurance .....       424,200       327,157

Policy claims and other
policyholders' funds ...............................        83,634        56,323
Deferred income taxes ..............................          --         112,904
Amounts due to brokers .............................       261,987       121,618
Other liabilities ..................................       332,078       285,354
Separate account liabilities .......................    18,535,160    14,974,082

Total liabilities ..................................    44,861,901    40,568,370

Stockholder's equity:
Capital stock, $30 par value per share;
100,000 shares authorized, issued and outstanding ..         3,000         3,000
Additional paid-in capital .........................       283,615       278,814
Net unrealized gain on investments .................        86,102       230,129
Retained earnings ..................................     2,071,363     1,819,765

Total stockholder's equity .........................     2,444,080     2,331,708

Total liabilities and stockholder's equity .........   $47,305,981   $42,900,078
                                                       ===========   ===========

Commitments and contingencies (Note 6)

See accompanying notes to consolidated financial statements.

                                              IDS LIFE INSURANCE COMPANY
                                           CONSOLIDATED STATEMENTS OF INCOME

                                                                   Years ended Dec. 31,
                                                       1996               1995                1994
                                                       ----               ----                ----
                                                                      (thousands)
Revenues:
Premiums:
Traditional life insurance                        $    51,403         $   50,193          $   48,184
Disability income and long-term care insurance        131,518            111,337              96,456

Total premiums                                        182,921            161,530             144,640

Policyholder and contractholder charges               302,999            256,454             219,936
Management and other fees                             271,342            215,581             164,169
Net investment income                               1,965,362          1,907,309           1,781,873
Net realized loss on investments                         (159)            (4,898)             (4,282)

Total revenues                                      2,722,465          2,535,976           2,306,336

Benefits and expenses:
Death and other benefits:
Traditional life insurance                             26,919             29,528              28,263
Universal life-type insurance
and investment contracts                               85,017             71,691              52,027
Disability income and
long-term care insurance                               19,185             16,259              13,393

Increase (decrease) in liabilities for future policy benefits:
Traditional life insurance                              1,859             (1,315)             (3,229)
Disability income and
long-term care insurance                               57,230             51,279              37,912

Interest credited on universal life-type
insurance and investment contracts                  1,370,468          1,315,989           1,174,985
Amortization of deferred policy acquisition costs     278,605            280,121             280,372
Other insurance and operating expenses                261,468            211,642             210,101

Total benefits and expenses                         2,100,751          1,975,194           1,793,824

Income before income taxes                            621,714            560,782             512,512

Income taxes                                         207,138            195,842             176,343

Net income                                         $  414,576         $  364,940          $  336,169
                                                   ==========         ==========          ==========

See accompanying notes to consolidated financial statements.

                                               IDS LIFE INSURANCE COMPANY
                                  CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                                             Three years ended Dec. 31, 1996
                                                       (thousands)

                                                            Additional    Net Unrealized
                                              Capital           Paid-In     Gain (Loss) on     Retained
                                               Stock            Capital       Investments      Earnings            Total
                                               -----            -------       -----------      --------            -----
Balance, Dec. 31, 1993                         $3,000         $ 222,000     $      114        $1,468,230       $1,693,344
Initial adoption of SFAS No. 115                   --                --        181,269                --          181,269
Net income                                         --                --             --           336,169          336,169
Change in net unrealized
gain (loss) on  investments                        --                --       (457,091)               --         (457,091)
Cash dividends                                     --                --             --          (165,000)        (165,000)

Balance, Dec. 31, 1994                          3,000           222,000       (275,708)        1,639,399        1,588,691
Net income                                         --                --             --           364,940          364,940
Change in net unrealized
gain (loss) on investments                         --                --        505,837                --          505,837
Capital contribution from parent                   --            56,814             --                --           56,814
Loss on reinsurance transaction
with affiliate                                     --                --             --            (4,574)          (4,574)
Cash dividends                                     --                --             --          (180,000)        (180,000)

Balance, Dec. 31, 1995                          3,000           278,814        230,129         1,819,765        2,331,708
Net income                                         --                --             --           414,576          414,576
Change in net unrealized
gain (loss) on investments                         --                --       (144,027)               --         (144,027)
Capital contribution from parent                   --             4,801             --                --            4,801
Other changes                                      --                --             --             2,022            2,022
Cash dividends                                     --                --             --          (165,000)        (165,000)

Balance, Dec. 31, 1996                         $3,000          $283,615       $ 86,102        $2,071,363       $2,444,080
                                                =====           =======         ======          ========         ========

See accompanying notes to consolidated financial statements.

                                                   IDS LIFE INSURANCE COMPANY
                                              CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                       Years ended Dec. 31,
                                                            1996               1995                1994
                                                            ----               ----                ----
                                                                            (thousands)
Cash flows from operating activities:
Net income                                               $ 414,576          $ 364,940           $ 336,169
Adjustments to reconcile net income to
net cash (used in) provided by operating activities:
Policy loan issuance, excluding universal
life-type insurance                                        (49,314)           (46,011)            (37,110)
Policy loan repayment, excluding universal
life-type insurance                                         41,179             36,416              33,384
Change in amounts recoverable from reinsurers              (43,335)           (34,083)            (25,006)
Change in other accounts receivable                         (4,981)            12,231             (28,551)
Change in accrued investment income                          4,695            (30,498)            (10,333)
Change in deferred policy acquisition
costs, net                                                (294,755)          (196,963)           (192,768)
Change in liabilities for future policy
benefits for traditional life,
disability income and
long-term care insurance                                    97,479             85,575              55,354
Change in policy claims and other
policyholders' funds                                        27,311              6,255               5,552
Change in deferred income taxes                            (65,609)           (33,810)            (19,176)
Change in other liabilities                                 46,724             (6,548)               (122)
(Accretion of discount)
amortization of premium, net                               (23,032)           (22,528)             30,921
Net realized loss on investments                               159              4,898               4,282
Policyholder and contractholder
charges, non-cash                                         (154,286)          (140,506)           (126,918)
Other, net                                                 (10,816)             3,849              (8,709)

Net cash (used in) provided by operating
activities                                               $ (14,005)         $   3,217           $  16,969

                                              IDS LIFE INSURANCE COMPANY
                                    CONSOLIDATED STATEMENTS OF CASH FLOWS (continued)


                                                                         Years ended Dec. 31,
                                                            1996               1995                1994
                                                                            (thousands)
Cash flows from investing activities:
Fixed maturities held to maturity:
Purchases                                             $    (43,751)      $ (1,007,208)         $ (879,740)
Maturities, sinking fund payments and calls                759,248            538,219           1,651,762
Sales                                                      279,506            332,154              58,001
Fixed maturities available for sale:
Purchases                                               (2,299,198)        (2,452,181)         (2,763,278)
Maturities, sinking fund payments and calls              1,270,240            861,545           1,234,401
Sales                                                      238,905            136,825             374,564
Other investments, excluding policy loans:
Purchases                                                 (904,536)          (823,131)           (634,807)
Sales                                                      236,912            160,521             243,862
Change in amounts due from brokers                         (11,047)             7,933              (2,214)
Change in amounts due to brokers                           140,369           (105,119)           (124,749)

Net cash used in investing activities                     (333,352)        (2,350,442)           (842,198)

Cash flows from financing activities:
Activity related to universal life-type insurance
and investment contracts:
Considerations received                                  3,567,586          4,189,525           3,566,814
Surrenders and death benefits                           (4,250,294)        (3,141,404)         (3,602,392)
Interest credited to account balances                    1,370,468          1,315,989           1,174,985
Universal life-type insurance policy loans:
Issuance                                                   (86,501)           (84,700)            (78,239)
Repayment                                                   58,753             52,188              50,554
Capital contribution from parent                             4,801                 --                  --
Cash dividends to parent                                  (165,000)          (180,000)           (165,000)

Net cash provided by financing activities                  499,813          2,151,598             946,722

Net increase (decrease) in cash and
cash equivalents                                           152,456           (195,627)            121,493

Cash and cash equivalents at
beginning of year                                           72,147            267,774             146,281

Cash and cash equivalents at
end of year                                          $     224,603        $    72,147         $   267,774
                                                         =========           ========            ========

See accompanying notes to consolidated financial statements.

                           IDS LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  ($ thousands)

1. Summary of significant accounting policies

   Nature of business

   IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly owned subsidiary of American Express Financial Corporation, which is a wholly owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly owned subsidiary of the Company and serves New York State residents. The Company also wholly owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company (ACLAC) and American Partners Life Insurance Company.

   The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

   Basis of presentation

   The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation.

   The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments

   Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are carried as a separate component of stockholder's equity, net of deferred taxes.

   Realized investment gain or loss is determined on an identified cost basis.

   Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

   Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

   Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loans losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

   The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgement as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

   The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

   Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

   When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

   Statements of cash flows

   The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

   Supplementary information to the consolidated statements of cash flows for the years ended Dec. 31 is summarized as follows:

                                         1996         1995          1994
                                      ---------      --------      -----
     Cash paid during the year for:
       Income taxes                    $317,283     $191,011     $226,365
       Interest on borrowings             4,119        5,524        1,553

   Recognition of profits on annuity contracts and insurance policies

   Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

   The retrospective deposit method is used in accounting for universal life-type insurance. This method recognizes profits over the lives of the policies in proportion to the estimated gross profits expected to be realized.

   Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   Policyholder and contractholder charges include the monthly cost of insurance charges and issue and administrative fees. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees and mortality and expense risk fees from the variable annuity and variable life insurance separate accounts and underlying funds.

   Deferred policy acquisition costs

   The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized in relation to surrender charge revenue and a portion of the excess of investment income earned from investment of the contract considerations over the interest credited to contract owners. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

   Liabilities for future policy benefits

   Liabilities for universal life-type insurance, single premium deferred annuities and installment annuities are accumulation values.

   Liabilities for fixed annuities in a benefit status are based on the Progressive Annuity Table with interest at 5 percent, the 1971 Individual Annuity Table with interest at 7 percent or 8.25 percent, or the 1983a Table with various interest rates ranging from 5.5 percent to 9.5 percent, depending on year of issue.

   Liabilities for future benefits on traditional life insurance are based on the net level premium method and anticipated rates of mortality, policy persistency and interest earnings. Anticipated mortality rates generally approximate the 1955-1960 Select and Ultimate Basic Table for policies issued prior to 1980, the 1965-1970 Select and Ultimate Basic Table for policies issued from 1981-1984 and the 1975-1980 Select and Ultimate Basic Table for policies issued after 1984. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates are 4% for policies issued before 1974, 5.25% for policies issued from 1974-1980, and range from 10% to 6% depending on policy form, issue year and policy duration for policies issued after 1980.

   Liabilities for future disability income policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method and anticipated rates of morbidity, mortality, policy persistency and interest earnings. Anticipated morbidity rates are based on the 1964 Commissioners Disability Table for policies issued before 1996 and the 1985 CIDA table for policies issued in 1996. Anticipated mortality rates are based on the 1958 Commissioners Standard Ordinary Table for policies issued before 1996 and the 1975-1980 Basic Table for policies issued in 1996. Anticipated policy persistency rates vary by policy form, occupation class, issue age and policy duration. Anticipated interest rates are 3% for policies issued before 1996 and grade from 7.5% to 5% over five years for policies issued in 1996. Claim reserves are calculated on the basis of anticipated rates of claim continuance and interest earnings. Anticipated claim continuance rates are based on the 1964 Commissioners Disability Table for claims incurred before 1993 and the 1985 CIDA Table for claims incurred after 1992. Anticipated interest rates are 8% for claims incurred prior to 1992, 7% for claims incurred in 1992 and 6% for claims incurred after 1992.

   Liabilities for future long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method and anticipated rates of morbidity, mortality, policy persistency and interest earnings. Anticipated morbidity rates are based on the 1985 National Nursing Home Survey. Anticipated mortality rates are based on the 1983a Table. Anticipated policy persistency rates vary by policy form, issue age and policy duration. Anticipated interest rates are 9.5% grading to 7% over 10 years for policies issued from 1989-1992 and 7.75% grading to 7% over 4 years for policies issued after 1992. Claim reserves are calculated on the basis of anticipated rates of claim continuance and interest earnings. Anticipated claim continuance rates are based on the 1985 National Nursing Home Survey. Anticipated interest rates are 8% for claims incurred prior to 1992, 7% claims incurred in 1992 and 6% for claims incurred after 1992.

   Reinsurance

   The maximum amount of life insurance risk retained by the Company on any one life is $750 of life and waiver of premium benefits plus $50 of accidental death benefits. The maximum amount of disability income risk retained by the Company on any one life is $6 of monthly benefit for benefit periods longer than three years. The excesses are reinsured with other life insurance companies on a yearly renewable term basis. Graded premium whole life and long-term care policies are primarily reinsured on a coinsurance basis.

   Federal income taxes

   The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between American Express Financial Corporation and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of American Express Financial Corporation to reimburse subsidiaries for all tax benefits.

   Included  in other  liabilities  at Dec.  31,  1996 and 1995 are  $33,358 and
   ($13,415),  respectively,   receivable  from/(payable  to)  American  Express
   Financial Corporation for federal income taxes.

   Separate account business

   The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners.

   The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period. For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

   Accounting changes

   The Financial Accounting Standards Board's (FASB) Statement of Financial Accounting Standards (SFAS) No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of," was effective Jan. 1, 1996. The new rule did not have a material impact on the Company's results of operations or financial condition. The Company adopted SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." The effect of adopting the new rule was to increase stockholder's equity by $181,269, net of tax, as of Jan. 1, 1994, but the adoption had no impact on the Company's net income.

   Reclassification

   Certain 1995 and 1994 amounts have been reclassified to conform to the 1996 presentation.

2. Investments

   Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

   Net realized gain (loss) on investments for the years ended Dec. 31 is summarized as follows:

                                          1996           1995            1994
                                       --------        --------        --------

   Fixed maturities ............       $  8,736        $  9,973        $ (1,575)
   Mortgage loans ..............         (8,745)        (13,259)         (3,013)
   Other investments ...........           (150)         (1,612)            306
                                       --------        --------        --------
                                       $   (159)       $ (4,898)       $ (4,282)
                                       ========        ========        ========

   Changes in net unrealized appreciation (depreciation) of investments for the years ended Dec. 31 are summarized as follows:

                                         1996          1995            1994
                                     ----------    ------------     -----------
   Fixed maturities:
      Held to maturity .......     $  (335,515)     $ 1,195,847     $(1,329,740)
      Available for sale .....        (231,853)         811,649        (720,449)
   Equity securities .........             (52)           3,118          (2,917)

   The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at Dec. 31, 1996 are as follows:

                                                    Gross       Gross
                                        Amortized  Unrealized  Unrealized   Fair
   Held to maturity                         Cost      Gains     Losses      Value
   ----------------                         ----      -----     ------      -----
   U.S. Government agency obligations    $ 44,002    $   933  $  1,276     $ 43,659
   State and municipal obligations          9,685        412        --       10,097
   Corporate bonds and obligations      8,057,997    356,687    47,639    8,367,045
   Mortgage-backed securities           2,124,695     21,577    45,423    2,100,849
                                     ------------  ---------   ------- ------------
                                      $10,236,379   $379,609   $94,338  $10,521,650
                                      ===========   ========   =======  ===========

                                                      Gross       Gross
                                       Amortized  Unrealized  Unrealized       Fair
   Available for sale                       Cost      Gains      Losses        Value
   ------------------                       ----      -----      ------        -----
   U.S. Government agency obligations $    77,944   $  2,607   $     96  $    80,455
   State and municipal obligations         11,032      1,336         --       12,368
   Corporate bonds and obligations      3,701,604    122,559     24,788    3,799,375
   Mortgage-backed securities           7,218,042    104,808     68,203    7,254,647
                                       ----------   --------     ------  -----------
   Total fixed maturities              11,008,622    231,310     93,087   11,146,845
   Equity securities                        3,000        308         --        3,308
                                      -----------   --------    -------  -----------
                                      $11,011,622   $231,618    $93,087  $11,150,153
                                      ===========   ========    =======  ===========

   The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at Dec. 31, 1995 are as follows:

                                                       Gross         Gross
                                          Amortized   Unrealized   Unrealized     Fair
   Held to maturity                           Cost      Gains       Losses        Value

   U.S. Government agency obligations   $    64,523   $  3,919     $    --   $    68,442
   State and municipal obligations           11,936        362          32        12,266
   Corporate bonds and obligations        8,921,431    620,327      36,786     9,504,972
   Mortgage-backed securities             2,259,701     42,684       9,688     2,292,697
                                        -----------  ---------     -------   -----------
                                        $11,257,591   $667,292     $46,506   $11,878,377
                                        ===========   ========     =======   ===========

                                                        Gross        Gross
                                          Amortized   Unrealized   Unrealized     Fair
   Available for sale                        Cost       Gains       Losses        Value

   U.S. Government agency obligations   $    84,082  $   3,248    $     50   $    87,280
   State and municipal obligations           11,020      1,476          --        12,496
   Corporate bonds and obligations        2,514,308    186,596       3,451     2,697,453
   Mortgage-backed securities             7,536,726    206,288      24,031     7,718,983
                                         ----------   --------     -------    ----------
   Total fixed maturities                10,146,136    397,608      27,532    10,516,212
   Equity securities                          3,156        361          --         3,517
                                         ----------   --------     -------    ----------
                                        $10,149,292   $397,969     $27,532   $10,519,729
                                        ===========   ========     =======   ===========

   The amortized cost and fair value of investments in fixed maturities at Dec. 31, 1996 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                           Amortized             Fair
   Held to maturity                           Cost               Value

   Due in one year or less               $    197,711       $    200,134
   Due from one to five years               2,183,374          2,294,335
   Due from five to ten years               4,606,775          4,779,690
   Due in more than ten years               1,123,824          1,146,642
   Mortgage-backed securities               2,124,695          2,100,849
                                         ------------       ------------
                                          $10,236,379        $10,521,650

                                            Amortized             Fair
   Available for sale                         Cost                Value

   Due in one year or less               $    227,051       $    229,650
   Due from one to five years                 851,428            899,098
   Due from five to ten years               2,140,579          2,182,079
   Due in more than ten years                 571,522            581,371
   Mortgage-backed securities               7,218,042          7,254,647
                                         ------------       ------------
                                          $11,008,622        $11,146,845

   During the years ended Dec. 31, 1996, 1995 and 1994, fixed maturities classified as held to maturity were sold with amortized cost of $277,527, $333,508 and $61,290, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' creditworthiness.

   As a result of adopting the FASB Special Report, "A Guide to Implementation of Statement 115 on Accounting for Certain Investments in Debt and Equity Securities," the Company reclassified securities with a book value of $91,760 and net unrealized gains of $881 from held to maturity to available for sale in December 1995.

   In addition, fixed maturities available for sale were sold during 1996 with proceeds of $238,905 and gross realized gains and losses of $571 and $16,084, respectively. Fixed maturities available for sale were sold during 1995 with proceeds of $136,825 and gross realized gains and losses of $nil and $5,781, respectively. Fixed maturities available for sale were sold during 1994 with proceeds of $374,564 and gross realized gains and losses of $1,861 and $7,602, respectively.

   At Dec. 31, 1996, bonds carried at $13,571 were on deposit with various states as required by law.

   Net investment income for the years ended Dec. 31 is summarized as follows:

                                         1996            1995           1994
                                        ---------       -------        -----

   Interest on fixed maturities       $1,666,929      $1,656,136    $1,556,756
   Interest on mortgage loans            283,830         232,827       196,521
   Other investment income                43,283          35,936        38,366
   Interest on cash equivalents            5,754           5,363         6,872
                                   -------------         -------   -----------
                                       1,999,796       1,930,262     1,798,515
   Less investment expenses               34,434          22,953        16,642
                                    ------------       ---------    ----------
                                      $1,965,362      $1,907,309    $1,781,873
                                      ==========      ==========    ==========

   At Dec. 31, 1996, investments in fixed maturities comprised 84 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $1.9 billion which are rated by American Express Financial Corporation internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on Dec. 31 is as follows:

     Rating                              1996               1995
     ------                          -----------         -----------
     Aaa/AAA ....................... $ 9,460,134         $ 9,907,664
     Aaa/AA ........................       2,870               3,112
     Aa/AA .........................     241,914             279,403
     Aa/A ..........................     192,631             154,846
     A/A ...........................   2,949,895           3,104,122
     A/BBB .........................   1,034,661             871,782
     Baa/BBB .......................   4,531,515           4,417,654
     Baa/BB ........................     768,285             657,633
     Below investment grade ........   2,063,096           2,007,511
                                     -----------         -----------
                                     $21,245,001         $21,403,727

   At Dec. 31, 1996, 95 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than 1 percent of the Company's total investments in fixed maturities.

   At Dec. 31, 1996, approximately 13.7 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                 Dec. 31, 1996               Dec. 31, 1995
                           -------------------------    ------------------------
                           On Balance   Commitments    On Balance   Commitments
     Region                   Sheet     to Purchase       Sheet     to Purchase
   ------------------      -----------   -----------    -----------   ----------
   East North Central      $  777,960      $  19,358     $  720,185    $ 67,206
   West North Central         389,285         29,620        303,113      34,411
   South Atlantic             891,852         35,007        732,529     111,967
   Middle Atlantic            553,869         17,959        508,634      37,079
   New England                310,177         14,042        244,816      40,452
   Pacific                    190,770          4,997        168,272      23,161
   West South Central         105,173         11,246         61,860      27,978
   East South Central          75,176             --         58,462      10,122
   Mountain                   236,597         11,401        184,964      16,774
                           ----------       --------       --------      ------
                            3,530,859        143,630      2,982,835     369,150
   Less allowance for losses   37,495             --         37,340          --
                           ----------       --------        -------         ---
                           $3,493,364       $143,630     $2,945,495    $369,150
                           ==========       ========     ==========    ========

                                   Dec. 31, 1996                Dec. 31, 1995
                           -------------------------    ------------------------
                           On Balance    Commitments    On Balance   Commitments
     Property type             Sheet     to Purchase       Sheet     to Purchase
-----------------------     ---------      ---------    -----------  -----------
Department/retail stores   $1,154,179      $  68,032    $   985,660    $ 134,538
Apartments                  1,119,352         23,246      1,038,446       84,978
Office buildings              611,395         27,653        464,381       62,664
Industrial buildings          296,944          6,716        255,469       22,721
Hotels/motels                  97,870          6,257         31,335       48,816
Nursing/retirement homes       88,226          1,877         80,864        4,378
Mixed Use                      73,120             --         53,169           --
Medical buildings              67,178          8,289         57,772        2,495
Other                          22,595          1,560         15,739        8,560
                         ------------     ----------      ---------     --------
                            3,530,859        143,630      2,982,835      369,150
Less allowance for losses      37,495             --         37,340           --
                         ------------         ------      ---------       ------
                           $3,493,364       $143,630     $2,945,495     $369,150
                           ==========       ========     ==========     ========

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. The fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At Dec. 31, 1996 and 1995, the Company's recorded investment in impaired loans was $79,441 and $83,874 with a reserve of $16,162 and $19,307, respectively. During 1996 and 1995, the average recorded investment in impaired loans was $74,338 and $74,567, respectively.

The Company recognized $4,889 and $5,014 of interest income related to impaired loans for the year ended Dec. 31, 1996 and 1995, respectively.

The following table presents changes in the reserve for investment losses related to all loans:

                                            1996              1995
                                         ---------         --------
Balance, Jan. 1 ....................      $ 37,340         $ 35,252
Provision for investment losses ....        10,005           15,900
Loan payoffs .......................        (4,700)         (11,900)
Foreclosures .......................        (5,150)          (1,350)
Other ..............................            --             (562)
                                          --------         --------
Balance, Dec. 31 ...................      $ 37,495         $ 37,340
                                          ========         ========

At Dec. 31, 1996, the Company had commitments to purchase affordable housing limited partnership investments of $28,476, which is recorded as a liability in the accompanying balance sheets. The total amounts committed in 1997 and 1998 are $25,234 and $3,242, respectively. The Company also had commitments to purchase real estate investments for $35,425. Commitments to purchase real estate investments are made in the ordinary course of business. The fair value of these commitments is $nil.

3. Income taxes

   The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

   Income tax expense consists of the following:

                                     1996          1995          1994
                                    ------       --------      -------
   Federal income taxes:
         Current                   $260,357      $218,040     $186,508
         Deferred                   (65,609)      (33,810)     (19,175)
                                   --------      --------     --------
                                    194,748       184,230      167,333
   State income taxes-current        12,390        11,612        9,010
                                  ---------       -------       ------
   Income tax expense              $207,138      $195,842     $176,343
                                   ========      ========     ========

   Increases (decreases) to the federal tax provision applicable to pretax income based on the statutory rate are attributable to:

                                        1996                  1995                  1994
                                 -----------------     -----------------     -----------------
                                 Provision    Rate     Provision    Rate     Provision    Rate
        Federal income
          taxes based on
        the statutory rate       $217,600    35.0%      $196,274    35.0%     $179,379    35.0%
        Increases (decreases)
        are attributable to:
        Tax-excluded interest
          and dividend income      (9,636)   (1.6)        (8,524)   (1.5)       (9,939)   (2.0)
        Other, net                (13,216)   (2.1)        (3,520)   (0.6)       (2,107)   (0.4)
                                ---------   -----       --------    ----      --------    ----
        Federal income taxes     $194,748    31.3%      $184,230    32.9%     $167,333    32.6%
                                 ========   =====       ========    ====      ========    ====

   A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a policyholders' surplus account. At Dec. 31, 1996, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

   Significant components of the Company's deferred tax assets and liabilities as of Dec. 31 are as follows:

                                           1996            1995
                                          -------         -----
   Deferred tax assets:
   Policy reserves                       $724,412       $600,176
   Life insurance guarantee
      fund assessment reserve              29,854         26,785
   Other                                    2,763             --
                                        ---------        -------
   Total deferred tax assets              757,029        626,961
                                        ---------        -------

   Deferred tax liabilities:
   Deferred policy acquisition costs      665,685        590,762
   Unrealized gain on investments          48,486        129,653
   Investments, other                       8,935         17,152
   Other                                       --          2,298
                                         --------        -------
   Total deferred tax liabilities         723,106        739,865
                                         --------        -------
   Net deferred tax assets (liabilities)$  33,923      $(112,904)
                                        =========      =========

   The Company is required to establish a "valuation allowance" for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. Stockholder's equity

   During 1996, the Company received a $4,801 capital contribution from its parent, American Express Financial Corporation. During 1995, the Company received a $39,700 capital contribution from its parent in the form of investments in fixed maturities and mortgage loans. In addition, effective Jan. 1, 1995, the Company began consolidating the financial results of ACLAC. This change reflected the transfer of ownership of ACLAC from Amex Life Assurance Company (Amex Life), a former affiliate, to the Company prior to the sale of Amex Life to an unaffiliated third party on Oct. 2, 1995. This transfer of ownership to the Company has been reflected as a capital contribution of $17,114 in the accompanying financial statements. The effect of this change in reporting entity was not significant and prior periods have not been restated.

   As discussed in Note 5, the Company entered into a reinsurance agreement with Amex Life during 1995. As a result of this transaction, a loss of $4,574 was realized and reported as a direct charge to retained earnings.

   Other changes in the statements of stockholder's equity are primarily related to reinsurance transactions with affiliates.

   Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $1,261,592 as of Dec. 31, 1996 and $1,103,993 as of Dec. 31, 1995 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 1997 in excess of approximately $351,306 would require approval of the Department of Commerce of the State of Minnesota.

   Statutory net income for the years ended Dec. 31 and capital and surplus as of Dec. 31 are summarized as follows:

                                       1996            1995           1994
                                      ------          ------        ------
   Statutory net income            $ 365,585       $ 326,799       $ 294,699
   Statutory capital and surplus   1,565,082       1,398,649       1,261,958

   Dividends paid to American Express Financial Corporation were $165,000 in 1996, $180,000 in 1995, and $165,000 in 1994.

5. Related party transactions

   The Company has loaned funds to American Express Financial Corporation under a collateral loan agreement. The balance of the loan was $11,800 and $25,800 at Dec. 31, 1996 and 1995, respectively. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. It is collateralized by equity securities valued at $116,543 at Dec. 31, 1996. Interest income on related party loans totaled $780, $1,371 and $2,894 in 1996, 1995 and 1994, respectively.

   The Company purchased a five year secured note from an affiliated company which had an outstanding balance of $nil and $19,444 at Dec. 31, 1996 and 1995, respectively. The note bears a fixed rate of 8.42 percent. Interest income on the above note totaled $1,637, $1,937 and $2,278 in 1996, 1995 and 1994, respectively.

   The Company has a reinsurance agreement whereby it assumed 100 percent of a block of single premium life insurance business from Amex Life Assurance Company (Amex Life), a former affiliate. The accompanying consolidated balance sheets at Dec. 31, 1996 and 1995 include $758,812 and $764,663, respectively, of future policy benefits related to this agreement.

   The Company has a reinsurance agreement to cede 50 percent of its long-term care insurance business to Amex Life. The accompanying consolidated balance sheets at Dec. 31, 1996 and 1995 include $134,121 and $95,484, respectively, of reinsurance receivables related to this agreement. Premiums ceded amounted to $32,917, $25,553 and $20,360 and reinsurance recovered from reinsurers amounted to $5,135, $4,998 and $3,022 for the years ended Dec. 31, 1996, 1995 and 1994, respectively.

   The Company has a reinsurance agreement to assume deferred annuity contracts from Amex Life. At Oct. 1, 1995, a $803,618 block of deferred annuities and $28,327 of deferred policy acquisition costs were transferred to the Company. The accompanying consolidated balance sheet at Dec. 31, 1996 includes $828,298 of future policy benefits related to this agreement. Contracts with future policy benefits totaling $50,400 were still reinsured with the former affiliate at Dec. 31, 1996. The remaining contracts had been novated to Company contracts.

   Until July 1, 1995, the Company participated in the IDS Retirement Plan of American Express Financial Corporation which covered all permanent employees age 21 and over who had met certain employment requirements. Effective July 1, 1995, the IDS Retirement Plan was merged with American Express Company's American Express Retirement Plan, which simultaneously was amended to include a cash balance formula and a lump sum distribution option. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $174, $155 and $156 in 1996, 1995 and 1994, respectively.

   The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1996, 1995 and 1994 were $990, $815 and $957, respectively.

   The Company participates in defined benefit health care plans of American Express Financial Corporation that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of American Express Financial Corporation. American Express Financial Corporation expenses these benefits and allocates the expenses to its subsidiaries. Accordingly, costs of such benefits to the Company are included in employee compensation and benefits and cannot be identified on a separate company basis.

   Charges  by  American  Express   Financial   Corporation  for  use  of  joint
   facilities, marketing services and other services aggregated $397,362, $377,139, and $335,183 for 1996, 1995 and 1994, respectively. Certain of these costs are included in deferred policy acquisition costs. In addition, the Company rents its home office space from American Express Financial Corporation on an annual renewable basis.

6. Commitments and contingencies

   At Dec. 31, 1996 and 1995, traditional life insurance and universal life-type insurance in force aggregated $67,274,354 and $59,683,532, respectively, of which $3,875,921 and $3,771,204 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under disability income and long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $48,250, $39,399 and $31,016 and reinsurance recovered from reinsurers amounted to $15,612, $14,088, and $10,778 for the years ended Dec. 31, 1996, 1995 and 1994. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

   A number of lawsuits have been filed against life and health insurers in jurisdictions in which the Company and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. In December 1996, an action of this type was brought against the Company and its parent, American Express Financial Corporation. The plaintiffs purport to represent a class consisting of all persons who replaced existing Company policies with new Company policies from and after Jan. 1, 1985. The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. Plaintiffs seek damages in an unspecified amount and seek to establish a claims resolution facility for the determination of individual issues. The Company and its parent believe they have meritorious defenses to the claims raised in the lawsuit. The outcome of any litigation cannot be predicted with certainty, particularly in the early stages of an action. In the opinion of management, however, the ultimate resolution of the above lawsuit and others filed against the Company should not have a material adverse effect on the Company's consolidated financial position.

   During 1996, the Company settled the federal tax audit for 1987 through 1989 tax years. There was no material impact as a result of that audit. Also, the IRS is currently auditing the Company's 1990 through 1992 tax years. Management does not believe there will be a material impact as a result of this audit.

7. Lines of credit

   The Company has available lines of credit with two banks and its parent aggregating $175,000, of which $100,000 is with its parent. The lines of credit are at 40 to 80 basis points over the lenders' cost of funds or equal to the prime rate, depending on which line of credit agreement is used. The $25,000 line of credit with one bank expired on Dec. 31, 1996 and the Company did not seek renewal. The $50,000 line of credit with the other bank expires on June 30, 1997 and the Company expects to seek renewal. Borrowings outstanding under these agreements were $nil at Dec. 31, 1996 and 1995.

8. Derivative financial instruments

   The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

   Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

   Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit exposure related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty and industry, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

   Credit exposure related to interest rate caps and floors is measured by the replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

   The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

   The Company's holdings of derivative financial instruments are as follows:

                               Notional    Carrying      Fair      Total Credit
   Dec. 31, 1996                Amount       Value       Value       Exposure
   -------------              ---------     -------     --------   ------------
   Assets:
    Interest rate caps      $ 4,000,000     $16,227     $  7,439      $  7,439
    Interest rate floors      1,000,000       2,041        4,341         4,341
    Interest rate swaps       1,000,000          --      (24,715)           --
                             ----------     -------     --------       -------
                             $6,000,000     $18,268     $(12,935)      $11,780
                             ==========     =======     ========       =======
   Dec. 31, 1995
   Assets:
     Interest rate caps      $5,100,000     $26,680     $  8,366       $ 8,366
                             ==========     =======     ========       =======

   The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps and floors expire on various dates from 1996 to 2001. The interest rate swaps are in effect through 2001.

   Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

9. Fair values of financial instruments

   The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                           1996                        1995
                                          ------                      -----

                                 Carrying         Fair        Carrying         Fair
   Financial Assets               Value           Value         Value         Value
   ----------------               -----           -----         -----         -----
   Investments:
     Fixed maturities (Note 2):
       Held to maturity        $10,236,379   $10,521,650   $11,257,591   $11,878,377
       Available for sale       11,146,845    11,146,845    10,516,212    10,516,212
     Mortgage loans on
       real estate (Note 2)      3,493,364     3,606,077     2,945,495     3,184,666
     Other:
       Equity securities (Note 2)    3,308         3,308         3,517         3,517
       Derivative financial
         instruments (Note 8)       18,268       (12,935)       26,680         8,366
       Other                        63,993        66,242        52,182        52,182
   Cash and
     cash equivalents (Note 1)     224,603       224,603        72,147        72,147
   Separate account assets
     (Note 1)                   18,535,160    18,535,160    14,974,082    14,974,082

   Financial Liabilities
     Future policy benefits
       for fixed annuities      20,641,986    19,721,968    20,259,265    19,603,114
     Separate account
         liabilities            17,358,087    16,688,519    14,208,619    13,665,636

   At Dec. 31, 1996 and 1995, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,112,155 and $1,070,598, respectively, and policy loans of $83,867 and $74,973, respectively. The fair value of these benefits is based on the status of the annuities at Dec. 31, 1996 and 1995. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1996 and 1995.

   At Dec. 31, 1996 and 1995, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $1,177,073 and $765,463, respectively.

10.Segment information

   The Company's operations consist of two business segments; first, individual and group life insurance, disability income and long-term care insurance, and second, annuity products designed for individuals, pension plans, small businesses and employer-sponsored groups. The consolidated condensed statements of income for the years ended Dec. 31, 1996, 1995 and 1994 and total assets at Dec. 31, 1996, 1995 and 1994 by segment are summarized as follows:

                                          1996           1995            1994
                                         ------         ------          -----
   Net investment income:
   Life, disability income
     and long-term care insurance   $    262,998   $    256,242   $     247,047
   Annuities                           1,702,364      1,651,067       1,534,826
                                     -----------    -----------    ------------
                                     $ 1,965,362    $ 1,907,309    $  1,781,873
                                     ===========    ===========    ============
   Premiums, charges and fees:
   Life, disability income
     and long-term care insurance   $    448,389   $    384,008   $     335,375
   Annuities                             308,873        249,557         193,370
                                    ------------   ------------   -------------
                                    $    757,262   $    633,565   $     528,745
                                    ============   ============   =============
   Income before income taxes:
   Life, disability income
     and long-term care insurance   $    161,115   $    125,402   $     122,677
   Annuities                             460,758        440,278         394,117
   Net loss on investments                  (159)        (4,898)         (4,282)
                                   -------------  -------------  --------------
                                    $    621,714   $    560,782   $     512,512
                                    ============   ============   =============
   Total assets:
   Life, disability income
     and long-term care insurance   $  7,028,906   $  6,195,870    $  5,269,188
   Annuities                          40,277,075     36,704,208      30,478,355
                                     -----------    -----------     -----------
                                     $47,305,981    $42,900,078     $35,747,543
                                     ===========    ===========     ===========

   Allocations of net investment income and certain general expenses are based on various assumptions and estimates.

   Assets are not individually identifiable by segment and have been allocated principally based on the amount of future policy benefits by segment.

   Capital  expenditures  and  depreciation   expense  are  not  material,   and
   consequently, are not reported.

Report of Independent Auditors


The Board of Directors
IDS Life Insurance Company

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly owned subsidiary of American Express Financial Corporation) as of December 31, 1996 and 1995, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 1996 and 1995, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain investments in debt and equity securities in 1994.



Ernst & Young LLP
February 7, 1997
Minneapolis, Minnesota

PAGE 44
PART C.

Item 24.  Financial Statements and Exhibits

(a)   Financial Statements included in Part B of this Registration
      Statement:

      IDS Life Account SBS:

            Statements of Net Assets at Dec. 31, 1996.
            Statements of Operations for the year ended Dec. 31,
                1996.
            Statements of Changes in Net Assets for the years ended
                Dec. 31, 1996 and 1995.
            Notes to Financial Statements.
            Report of Independent Auditors dated March 21, 1997.

      IDS Life Insurance Company:

            Consolidated Balance Sheets at Dec. 31, 1996 and
                Dec. 31, 1995.
            Consolidated Statements of Income for the years ended
                Dec. 31, 1996, 1995 and 1994.
            Consolidated Statements of Stockholder's Equity for the years ended Dec. 31, 1996, 1995 and 1994.
            Consolidated Statements of Cash Flows for the years ended
                Dec. 31, 1996, 1995 and 1994.
            Notes to Consolidated Financial Statements.
            Report of Independent Auditors dated Feb. 7, 1997.

      Exhibits to Financial Statements included in Part C: Financial Statement Schedules I, III, IV, and V as required by Regulation S-X.:

            Schedule I    -         Consolidated Summary of Investments
                                    Other than Investments in Related
                                    Parties
            Schedule III  -         Supplementary Insurance Information
            Schedule IV   -         Reinsurance
            Schedule V    -         Valuation and Qualifying Accounts

      Report of Independent Auditors dated February 7, 1997.

      All other schedules to the consolidated  financial  statements required by
      Article  7  of  Regulation   S-X  are  not  required   under  the  related
      instructions or are inapplicable and, therefore, have been omitted.

(b)   Exhibits:

1.1 Copy of Consent in Writing in Lieu of a Meeting of the Board of Directors of IDS Life Insurance Company establishing IDS Life Account SLB on May 9, 1991, filed electronically as Exhibit 1.1 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 33-40779 is herein incorporated by reference.

PAGE 45
1.2 Copy of Consent in Writing in Lieu of a Meeting of the Board of Directors of IDS Life Insurance Company Account SLB establishing three additional subaccounts on May 9, 1991, filed electronically as Exhibit 1.2 to Registrant's Post- Effective Amendment No. 4 to Registration Statement No. 33- 40779 is herein incorporated by reference.

2.    Not applicable.

3. Form of Distribution Agreement between IDS Life Insurance Company and Shearson Lehman Brothers, Inc., filed electronically as Exhibit 3 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 33-40779 is herein incorporated by reference.

4.1 Copy of Flexible Premium Deferred Variable Annuity Contract (No. 30377) filed as Exhibit 4 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 33-40779, is herein incorporated by reference.

5. Copy of Flexible Premium Deferred Variable Annuity Application (No. 34613), filed electronically as Exhibit 5 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 33-40779 is herein incorporated by reference.

6.1 Copy of Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Post- Effective Amendment No. 3 to Registration Statement No. 33- 40779/812-7731, is hereby incorporated by reference.

6.2  Copy of Amended By-Laws of IDS Life, filed electronically as Exhibit 6.2 to
     Post-Effective    Amendmend   No.   3   to   Registration   Statement   No.
     33-40779/812-7731, is hereby incorporated by reference.

7.    Not applicable.

8.    Not applicable.

9. Opinion of Counsel and consent to its use as to the legality of the securities being registered is filed with Registrant's most recent 24f-2 notice.

10.   Consent of Independent Auditors is filed electronically herewith.

11. Financial Statement Schedules and Report of Independent Auditors, is filed electronically herewith.

12.   Not applicable.

13. Copy of schedule for computation of each performance quotation, filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 4 to Registration Statement 33- 40779 is hereby incorporated by reference.

PAGE 46
14.   Financial Data Schedule is filed electronically herewith.

15.  Power of Attorney, dated March 12, 1997 is filed electronically herewith.

Item 25.    Directors and Officers of the Depositor (IDS Life
            Insurance Company)

                                                        Positions and
Name                     Principal Business Address     Offices with Depositor

Timothy V. Bechtold      IDS Tower 10                   Vice President-Risk
                         Minneapolis, MN  55440           Management Products

David J. Berry           IDS Tower 10                   Vice President
                         Minneapolis, MN  55440

Robert M. Elconin        IDS Tower 10                   Vice President
                         Minneapolis, MN  55440

Morris Goodwin Jr.       IDS Tower 10                   Vice President and Treasurer
                         Minneapolis, MN  55440

Lorraine R. Hart         IDS Tower 10                   Vice President-Investments
                         Minneapolis, MN  55440

David R. Hubers          IDS Tower 10                   Director
                         Minneapolis, MN  55440

James M. Jensen          IDS Tower 10                   Vice President-Insurance
                         Minneapolis, MN  55440           Product Development

Richard W. Kling         IDS Tower 10                   Director and President
                         Minneapolis, MN  55440

Paul F. Kolkman          IDS Tower 10                   Director and Executive
                         Minneapolis, MN  55440           Vice President

Ryan R. Larson           IDS Tower 10                   Vice President
                         Minneapolis, MN  55440

James A. Mitchell        IDS Tower 10                   Director, Chairman of
                         Minneapolis, MN  55440           the Board and Chief
                                                          Executive Officer

Barry J. Murphy          IDS Tower 10                   Director and Executive
                         Minneapolis, MN  55440           Vice President-
                                                          Client Service

James R. Palmer          IDS Tower 10                   Vice President-Taxes
                         Minneapolis, MN  55440

Stuart A. Sedlacek       IDS Tower 10                   Director and Executive
                         Minneapolis, MN  55440           Vice President-Assured
                                                          Assets






PAGE 47
Item 25.    Directors and Officers of the Depositor (IDS Life Insurance Company (cont'd)

F. Dale Simmons          IDS Tower 10                   Vice President-
                         Minneapolis, MN  55440           Real Estate
                                                          Loan Management

William A. Stoltzmann    IDS Tower 10                   Vice President, General
                         Minneapolis, MN  55440           Counsel and Secretary

Melinda S. Urion         IDS Tower 10                   Director, Executive
                         Minneapolis, MN  55440           Vice President and
                                                          Controller

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

               IDS Life Insurance Company is a wholly owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly owned subsidiary of American Express Company (American
               Express).

               The following list includes the names of major subsidiaries of American Express.

                                                  Jurisdiction
Name of Subsidiary                                of Incorporation

I.   Travel Related Services

    American Express Travel Related
     Services Company, Inc.                          New York

II.  International Banking Services

    American Express Bank Ltd.                       Connecticut

III. Companies engaged in Financial Services

    Advisory Capital Strategies Group Inc.           Minnesota
    American Centurion Life Assurance Company        New York
    American Enterprise Investment Services Inc.     Minnesota
    American Enterprise Life Insurance Company       Indiana
    American Express Client Services Corporation     Minnesota
    American Express Financial Advisors Inc.         Delaware
    American Express Financial Corporation           Delaware
    American Express Insurance Agency of Arizona Inc.Arizona American Express Insurance Agency of Idaho Inc. Idaho American Express Insurance Agency of Nevada Inc. Nevada
    American Express Minnesota Foundation            Minnesota
    American Express Property Casualty Insurance
      Agency of Kentucky Inc.                        Kentucky
    American Express Property Casualty Insurance
      Agency of Mississippi Inc.                     Mississippi

PAGE 48
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

                                                  Jurisdiction
Name of Subsidiary                                of Incorporation

    American Express Property Casualty Insurance
      Agency of Pennsylvania Inc.                    Pennsylvania
    American Express Service Corporation             Delaware
    American Express Tax and Business Services Inc.  Minnesota
    American Express Trust Company                   Minnesota
    American Partners Life Insurance Company         Arizona
    AMEX Assurance Company                           Illinois
    IDS Advisory Group Inc.                          Minnesota
    IDS Aircraft Services Corporation                Minnesota
    IDS Cable Corporation                            Minnesota
    IDS Cable II Corporation                         Minnesota
    IDS Capital Holdings Inc.                        Minnesota
    IDS Certificate Company                          Delaware
    IDS Deposit Corp.                                Utah
    IDS Fund Management Limited                      U.K.
    IDS Futures Corporation                          Minnesota
    IDS Insurance Agency of Alabama Inc.             Alabama
    IDS Insurance Agency of Arkansas Inc.            Arkansas
    IDS Insurance Agency of Massachusetts Inc.       Massachusetts
    IDS Insurance Agency of Mississippi Ltd.         Mississippi
    IDS Insurance Agency of New Mexico Inc.          New Mexico
    IDS Insurance Agency of North Carolina Inc.      North Carolina
    IDS Insurance Agency of Ohio Inc.                Ohio
    IDS Insurance Agency of Texas Inc.               Texas
    IDS Insurance Agency of Utah Inc.                Utah
    IDS Insurance Agency of Wyoming Inc.             Wyoming
    IDS International, Inc.                          Delaware
    IDS Life Insurance Company                       Minnesota
    IDS Life Insurance Company of New York           New York
    IDS Management Corporation                       Minnesota
    IDS Partnership Services Corporation             Minnesota
    IDS Plan Services of California, Inc.            Minnesota
    IDS Property Casualty Insurance Company          Wisconsin
    IDS Real Estate Services, Inc.                   Delaware
    IDS Realty Corporation                           Minnesota
    IDS Sales Support Inc.                           Minnesota
    IDS Securities Corporation                       Delaware
    Investors Syndicate Development Corp.            Nevada

Item 27.    Number of Contractowners
            On January 31, 1997, there were 1,335 contract owners of qualified contracts. There were 6,337 owners of nonqualified contracts.

Item 28.    Indemnification
            The By-Laws of the depositor provide that the Corporation shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a Manager of Variable Annuity Funds A and B, director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation

PAGE 49
            as a Manager of Variable Annuity Funds A and B, director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify of protect any such Manager of Variable Annuity Funds A and B, director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

            (a) IDS Life is the principal underwriter for IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ and MZ, IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Account RE, IDS Life Account MGA and IDS Life Account SBS, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

            (b) This table is the same as our response to Item 25 of this Registration Statement.

            (c)
                        Name of       Net Underwriting
                        Principal     Discounts and      Compensation on   Brokerage
                        Underwriter   Commissions        Redemption        Commissions   Compensation

                        IDS Life       $17,247,007         $11,956,753          None           None

PAGE 50
Item 30.    Location of Accounts and Records

            IDS Life Insurance Company
            IDS Tower 10
            Minneapolis, MN

Item 31.    Management Services

            Not applicable.

Item 32.    Undertakings

            (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

            (b)   Registrant undertakes that it will include either
                  (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included the prospectus that the applicant can remove to send for a Statement of Additional Information.

            (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to IDS Life Contract Owner Service at the address or phone number listed in the prospectus.

            (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

PAGE 51
                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 25th day of April, 1997.

                                         IDS LIFE ACCOUNT SBS
                                               (Registrant)

                                   By  IDS Life Insurance Company
                                                (Sponsor)

                                   By /s/ Richard W. Kling*
                                                President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 25th day of April, 1997.

Signature                             Title

/s/ James A. Mitchell*                Director, Chairman of the
    James A. Mitchell                 Board and Chief Executive
                                      Officer

/s/ Richard W. Kling*                 Director and President
    Richard W. Kling

/s/ David R. Hubers*                  Director
    David R. Hubers

/s/ Paul F. Kolkman*                  Director and Executive Vice
    Paul F. Kolkman                   President

/s/ Barry J. Murphy*                  Director and Executive Vice
    Barry J. Murphy                   President, Client Service

/s/ Stuart A. Sedlacek*               Director and Executive Vice
    Stuart A. Sedlacek                President, Assured Assets

/s/ Melinda S. Urion*                 Director, Exective Vice
    Melinda S. Urion                  President and Controller

*  Signed   pursuant  to  Power  of   Attorney,   dated  March  12,  1997  filed
electronically herewith by:




_________________________________
Mary Ellyn Minenko

PAGE 52
                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 6


This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Cross-reference sheet.

Part A.

      The prospectus.

Part B.

      Statement of Additional Information.

      Financial Statements.

Part C.

      Other Information.

      The signatures.

Exhibits.